                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number         811-21261
                                    --------------------------------------------

                                 Rydex ETF Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip code)


                                Carl Verboncoeur

                                 Rydex ETF Trust

                         9601 Blackwell Road, Suite 500

                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-301-296-5100
                                                   -------------------------

Date of fiscal year end: October 31, 2006
                         -------------------

Date of reporting period: July 31, 2006
                         ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                                                      FORM N-Q 1

ITEM 1.  SCHEDULE OF INVESTMENTS.

Attached hereto.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 2.0%
  Boeing Co. .....................................     39,011       $3,020,232
  General Dynamics Corp. .........................     50,842        3,407,431
  Goodrich Corp. .................................     79,780        3,220,718
  Honeywell International, Inc. ..................     85,540        3,310,398
  L-3 Communications Holdings, Inc. ..............     44,517        3,278,677
  Lockheed Martin Corp. ..........................     46,851        3,733,088
  Northrop Grumman Corp. .........................     53,536        3,543,548
  Raytheon Co. ...................................     76,112        3,430,368
  Rockwell Collins, Inc. .........................     62,127        3,315,718
  United Technologies Corp. ......................     53,848        3,348,807
                                                                --------------
TOTAL AEROSPACE & DEFENSE                                           33,608,985
                                                                --------------

  AIR FREIGHT & LOGISTICS 0.4%
  FedEx Corp. ....................................     30,419        3,185,173
  United Parcel Service, Inc. -- Class B..........     41,825        2,882,161
                                                                --------------
TOTAL AIR FREIGHT & LOGISTICS
                                                                     6,067,334
                                                                --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................    205,365        3,694,516
                                                                --------------
TOTAL AIRLINES                                                       3,694,516
                                                                --------------
  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*.....................    286,025        3,146,275
  Johnson Controls, Inc. .........................     41,339        3,173,182
                                                                --------------
TOTAL AUTO COMPONENTS                                                6,319,457
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  AUTOMOBILES 0.7%
  Ford Motor Co. .................................    497,488       $3,318,245
  General Motors Corp. ...........................    130,537        4,207,207
  Harley-Davidson, Inc. ..........................     62,799        3,579,543
                                                                --------------
TOTAL AUTOMOBILES                                                   11,104,995
                                                                --------------

  BEVERAGES 1.7%
  Anheuser-Busch Cos., Inc. ......................     72,914        3,510,809
  Brown-Forman Corp. -- Class B ..................     44,945        3,301,210
  Coca-Cola Co (The)..............................     76,897        3,421,917
  Coca-Cola Enterprises, Inc. ....................    172,848        3,709,318
  Constellation Brands, Inc. -- Class A*..........    132,434        3,239,336
  Molson Coors Brewing Co. -- Class B.............     49,059        3,505,266
  Pepsi Bottling Group, Inc. .....................    106,826        3,551,964
  PepsiCo, Inc. ..................................     55,803        3,536,794
                                                                --------------
TOTAL BEVERAGES                                                     27,776,614
                                                                --------------

  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*....................................     49,604        3,459,383
  Biogen Idec, Inc.*..............................     71,682        3,019,246
  Genzyme Corp.*..................................     51,935        3,546,122
  Gilead Sciences, Inc.*..........................     57,515        3,536,022
  Medimmune, Inc.*................................    111,455        2,828,728
                                                                --------------
TOTAL BIOTECHNOLOGY                                                 16,389,501
                                                                --------------

  BUILDING PRODUCTS 0.4%
  American Standard Cos., Inc. ...................     80,394        3,105,620
  Masco Corp. ....................................    117,601        3,143,475
                                                                --------------
TOTAL BUILDING PRODUCTS                                              6,249,095
                                                                --------------

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       3                          FORM N-Q

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CAPITAL MARKETS 3.5%
  Ameriprise Financial, Inc. .....................     79,102       $3,527,949
  Bank of New York Co., Inc.......................    104,354        3,507,338
  Bear Stearns Cos., Inc. ........................     25,141        3,566,754
  Charles Schwab Corp. ...........................    214,594        3,407,753
  E*Trade Financial Corp.*........................    157,011        3,659,926
  Federated Investors, Inc. -- Class B............    108,088        3,351,809
  Franklin Resources, Inc. .......................     39,361        3,599,563
  Goldman Sachs Group, Inc. ......................     23,182        3,541,050
  Janus Capital Group, Inc. ......................    194,112        3,142,673
  Legg Mason, Inc. ...............................     32,868        2,743,492
  Lehman Brothers Holdings, Inc. .................     52,853        3,432,802
  Mellon Financial Corp. .........................     94,072        3,292,520
  Merrill Lynch & Co., Inc. ......................     49,539        3,607,430
  Morgan Stanley..................................     58,438        3,886,127
  Northern Trust Corp. ...........................     60,465        3,452,552
  State Street Corp. .............................     56,533        3,395,372
  T. Rowe Price Group, Inc. ......................     88,973        3,675,475
                                                                --------------
TOTAL CAPITAL MARKETS                                               58,790,585
                                                                --------------

  CHEMICALS 2.6%
  Air Products & Chemicals, Inc. .................     53,221        3,402,419
  Ashland, Inc. ..................................     54,397        3,617,944
  Dow Chemical Co (The)...........................     87,679        3,031,940
  Du Pont (E.I.) de Nemours & Co. ................     81,374        3,227,293
  Eastman Chemical Co. ...........................     63,715        3,162,175
  Ecolab, Inc. ...................................     86,037        3,705,614

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Hercules, Inc.*.................................    220,428       $3,063,949
  International Flavors & Fragrances, Inc. .......     95,606        3,537,422
  Monsanto Co. ...................................     85,232        3,664,124
  PPG Industries, Inc. ...........................     51,578        3,174,110
  Praxair, Inc. ..................................     63,221        3,467,040
  Rohm & Haas Co. ................................     69,540        3,207,185
  Sigma-Aldrich Corp. ............................     46,915        3,260,592
                                                                --------------
TOTAL CHEMICALS                                                     43,521,807
                                                                --------------

  COMMERCIAL BANKS 4.3%
  AmSouth Bancorporation..........................    125,150        3,586,799
  BB&T Corp. .....................................     78,495        3,296,005
  Comerica, Inc. .................................     61,565        3,604,631
  Commerce Bancorp, Inc...........................     95,217        3,234,521
  Compass Bancshares, Inc. .......................     60,044        3,538,993
  Fifth Third Bancorp.............................     88,735        3,384,353
  First Horizon National Corp. ...................     84,138        3,525,382
  Huntington Bancshares, Inc. ....................    139,936        3,407,442
  KeyCorp.........................................     94,181        3,475,279
  M&T Bank Corp. .................................     28,641        3,491,911
  Marshall & Ilsley Corp. ........................     73,530        3,453,704
  National City Corp. ............................     92,046        3,313,656
  North Fork Bancorporation, Inc. ................    111,928        3,170,920
  PNC Financial Services Group, Inc. .............     48,201        3,414,559
  Regions Financial Corp. ........................     98,477        3,573,730
  SunTrust Banks, Inc. ...........................     43,480        3,429,268
  Synovus Financial Corp. ........................    124,728        3,524,813

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       4

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  U.S. Bancorp....................................    106,954       $3,422,528
  Wachovia Corp. .................................     63,281        3,393,760
  Wells Fargo & Co. ..............................     50,108        3,624,813
  Zions Bancorp...................................     41,510        3,409,631
                                                                --------------
TOTAL COMMERCIAL BANKS                                              72,276,698
                                                                --------------
  COMMERCIAL SERVICES & SUPPLIES 1.9%
  Allied Waste Industries, Inc.*..................    306,413        3,113,156
  Avery Dennison Corp. ...........................     57,591        3,376,561
  Cendant Corp. ..................................    208,318        3,126,853
  Cintas Corp. ...................................     81,614        2,880,974
  Equifax, Inc. ..................................     95,285        3,075,800
  Monster Worldwide, Inc.*........................     81,870        3,274,800
  Pitney-Bowes, Inc. .............................     79,785        3,296,716
  R.R. Donnelley & Sons Co. ......................    110,184        3,216,271
  Robert Half International, Inc. ................     82,792        2,679,149
  Waste Management, Inc. .........................     95,421        3,280,574
                                                                --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                    31,320,854
                                                                --------------

  COMMUNICATIONS EQUIPMENT 2.4%
  ADC Telecommunications, Inc.*...................    204,325        2,498,895
  Andrew Corp.*...................................    364,054        3,076,256
  Avaya, Inc.*....................................    292,763        2,710,985
  CIENA Corp.*....................................    801,358        2,908,930
  Cisco Systems, Inc.*............................    166,417        2,970,543
  Comverse Technology, Inc.*......................    166,156        3,220,103
  Corning, Inc.*..................................    149,895        2,858,498
  JDS Uniphase Corp.*.............................  1,347,325        2,869,802
  Juniper Networks, Inc.*.........................    200,164        2,692,206

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Lucent Technologies, Inc.*......................  1,394,345       $2,969,955
  Motorola, Inc. .................................    167,969        3,822,974
  QUALCOMM, Inc. .................................     76,279        2,689,598
  Tellabs, Inc.*..................................    232,343        2,184,024
  Windstream
    Corp..........................................    255,849        3,205,788
                                                                --------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                    40,678,557
                                                                --------------

  COMPUTERS & PERIPHERALS 2.3%
  Apple Computer, Inc.*...........................     57,451        3,904,370
  Dell, Inc.*.....................................    136,337        2,955,786
  EMC Corp.*......................................    275,710        2,798,456
  Gateway, Inc.*..................................  2,102,562        3,364,099
  Hewlett-Packard Co. ............................    101,926        3,252,459
  International Business Machines Corp. ..........     42,617        3,298,982
  Lexmark International, Inc. -- Class A*.........     61,399        3,318,616
  NCR Corp.*......................................     93,751        3,013,157
  Network Appliance, Inc.*........................     96,154        2,854,812
  QLogic Corp.*...................................    189,887        3,321,124
  SanDisk Corp.*..................................     61,933        2,889,794
  Sun Microsystems, Inc.*.........................    778,213        3,385,227
                                                                --------------
TOTAL COMPUTERS & PERIPHERALS
                                                                    38,356,882
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ....................................     37,838        3,323,312
                                                                --------------
TOTAL CONSTRUCTION & ENGINEERING
                                                                     3,323,312
                                                                --------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................     45,924        3,075,530
                                                                --------------
TOTAL CONSTRUCTION MATERIALS
                                                                     3,075,530
                                                                --------------

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       5                          FORM N-Q

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER FINANCE 0.6%
  American Express Co. ...........................     62,790       $3,268,847
  Capital One Financial Corp. ....................     39,928        3,088,431
  SLM Corp. ......................................     62,913        3,164,524
                                                                --------------
TOTAL CONSUMER FINANCE                                               9,521,802
                                                                --------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................     93,810        3,592,923
  Bemis Co. ......................................    112,520        3,454,364
  Pactiv Corp.*...................................    139,881        3,428,484
  Sealed Air Corp. ...............................     64,200        3,032,808
  Temple-Inland, Inc. ............................     81,856        3,482,154
                                                                --------------
TOTAL CONTAINERS & PACKAGING
                                                                    16,990,733
                                                                --------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................     81,483        3,392,952
                                                                --------------
TOTAL DISTRIBUTORS                                                   3,392,952
                                                                --------------

  DIVERSIFIED CONSUMER SERVICES 0.4%
  Apollo Group, Inc. -- Class A*..................     61,520        2,911,127
  H&R Block, Inc. ................................    141,923        3,228,748
                                                                --------------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                     6,139,875
                                                                --------------
  DIVERSIFIED FINANCIAL SERVICES 1.0%
  Bank of America Corp. ..........................     69,907        3,602,308
  CIT Group, Inc. ................................     64,754        2,972,856
  Citigroup, Inc. ................................     68,809        3,324,163
  JPMorgan Chase & Co. ...........................     82,536        3,765,292
  Moody's Corp. ..................................     63,515        3,485,703
                                                                --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                    17,150,322
                                                                --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
  AT&T Corp. .....................................    119,522        3,584,465
  BellSouth Corp. ................................     91,989        3,603,209
  CenturyTel, Inc. ...............................     90,632        3,495,676

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Citizens Communications Co. ....................    264,389       $3,392,111
  Embarq Corp.*...................................     85,151        3,853,083
  Qwest Communications International, Inc.*.......    432,505        3,455,715
  Verizon Communications, Inc. ...................    102,465        3,465,366
                                                                --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                    24,849,625
                                                                --------------

  ELECTRIC UTILITIES 2.3%
  Allegheny Energy, Inc.*.........................     92,045        3,778,447
  American Electric Power Co., Inc. ..............     97,621        3,526,071
  Edison International............................     82,912        3,430,899
  Entergy Corp. ..................................     46,793        3,607,740
  Exelon Corp. ...................................     57,338        3,319,870
  FPL Group, Inc. ................................     80,707        3,481,700
  FirstEnergy Corp. ..............................     63,229        3,540,824
  PPL Corp. ......................................    104,504        3,555,226
  Pinnacle West Capital Corp. ....................     83,893        3,608,238
  Progress Energy, Inc. ..........................     77,697        3,383,704
  Southern Co. ...................................    102,281        3,455,052
                                                                --------------
TOTAL ELECTRIC UTILITIES                                            38,687,771
                                                                --------------

  ELECTRICAL EQUIPMENT 0.8%
  American Power Conversion Corp. ................    175,239        2,958,034
  Cooper Industries Ltd., -- Class A..............     38,573        3,323,450
  Emerson Electric Co. ...........................     40,776        3,218,042
  Rockwell Automation, Inc. ......................     49,853        3,089,889
                                                                --------------
TOTAL ELECTRICAL EQUIPMENT                                          12,589,415
                                                                --------------

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       6

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
  Agilent Technologies, Inc.*.....................    100,126       $2,847,583
  Jabil Circuit, Inc. ............................    126,702        2,926,816
  Molex, Inc. ....................................     97,869        3,104,405
  Sanmina-SCI Corp.*..............................    729,471        2,523,970
  Solectron Corp.*................................  1,001,900        3,025,738
  Symbol Technologies, Inc. ......................    313,211        3,460,982
  Tektronix, Inc. ................................    108,331        2,954,186
                                                                --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                    20,843,680
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 2.3%
  BJ Services Co. ................................     94,278        3,419,463
  Baker Hughes, Inc. .............................     42,019        3,359,419
  Duke Energy Corp. ..............................    114,677        3,477,007
  Halliburton Co. ................................     90,611        3,022,783
  Nabors Industries Ltd.*.........................    103,770        3,665,156
  National Oilwell Varco, Inc.*...................     54,829        3,675,736
  Noble Corp. ....................................     48,627        3,488,987
  Rowan Cos., Inc. ...............................     93,816        3,177,548
  Schlumberger Ltd. ..............................     57,216        3,824,890
  Transocean, Inc.*...............................     44,035        3,400,823
  Weatherford International Ltd.*.................     69,066        3,235,052
                                                                --------------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                    37,746,864
                                                                --------------

  FOOD & STAPLES RETAILING 1.8%
  CVS Corp. ......................................    110,323        3,609,768
  Costco Wholesale Corp. .........................     62,301        3,287,001
  Kroger Co. .....................................    170,911        3,918,989
  Safeway, Inc. ..................................    133,987        3,762,355

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  SUPERVALU, Inc. ................................    111,843       $3,032,064
  Sysco Corp. ....................................    109,456        3,020,986
  Wal-Mart Stores, Inc. ..........................     68,440        3,045,580
  Walgreen Co. ...................................     77,139        3,608,562
  Whole Foods Market, Inc. .......................     53,780        3,092,888
                                                                --------------
TOTAL FOOD & STAPLES RETAILING
                                                                    30,378,193
                                                                --------------

  FOOD PRODUCTS 2.4%
  Archer-Daniels-Midland Co. .....................     85,315        3,753,860
  Campbell Soup Co. ..............................     94,015        3,448,470
  ConAgra Foods, Inc. ............................    149,460        3,213,390
  Dean Foods Co.*.................................     92,430        3,468,898
  General Mills, Inc. ............................     65,922        3,421,352
  H.J. Heinz Co. .................................     81,138        3,405,362
  Hershey Co. (The)...............................     60,774        3,340,747
  Kellogg Co. ....................................     70,096        3,376,524
  McCormick & Co, Inc. ...........................    100,748        3,532,225
  Sara Lee Corp. .................................    194,696        3,290,362
  Tyson Foods, Inc. -- Class A....................    228,138        3,228,153
  Wm. Wrigley Jr. Co. ............................     74,123        3,399,281
                                                                --------------
TOTAL FOOD PRODUCTS                                                 40,878,624
                                                                --------------

  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................     81,253        3,560,506
  Peoples Energy Corp. ...........................     91,314        3,854,364
                                                                --------------
TOTAL GAS UTILITIES                                                  7,414,870
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
  Bausch & Lomb, Inc. ............................     66,515        3,146,160
  Baxter International, Inc. .....................     87,321        3,667,482

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       7                          FORM N-Q

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Becton Dickinson & Co. .........................     54,639       $3,601,803
  Biomet, Inc. ...................................     93,884        3,092,539
  Boston Scientific Corp.*........................    166,541        2,832,862
  C.R. Bard, Inc. ................................     46,485        3,299,041
  Hospira, Inc.*..................................     77,024        3,365,179
  Medtronic, Inc. ................................     66,164        3,342,605
  St Jude Medical, Inc.*..........................     96,798        3,571,846
  Stryker Corp. ..................................     73,885        3,362,506
  Zimmer Holdings, Inc.*..........................     50,281        3,179,770
                                                                --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                    36,461,793
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 3.9%
  Aetna, Inc. ....................................     84,967        2,675,611
  AmerisourceBergen Corp. ........................     80,381        3,456,383
  Cigna Corp. ....................................     35,864        3,272,590
  Cardinal Health, Inc. ..........................     49,904        3,343,568
  Caremark Rx, Inc. ..............................     70,150        3,703,920
  Coventry Health Care, Inc.*.....................     64,866        3,418,438
  Express Scripts, Inc.*..........................     49,169        3,787,488
  HCA, Inc. ......................................     76,527        3,762,067
  Health Management Associates, Inc. -- Class A...    160,352        3,259,956
  Humana, Inc.*...................................     66,599        3,724,882
  Laboratory Corp. of America Holdings*...........     54,398        3,504,319
  Manor Care, Inc. ...............................     71,693        3,588,235
  McKesson Corp. .................................     72,719        3,664,310
  Medco Health Solutions, Inc.*...................     64,376        3,819,428
  Patterson Cos., Inc.*...........................     95,966        3,191,829
  Quest Diagnostics, Inc. ........................     57,831        3,476,800

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Tenet Healthcare Corp.*.........................    454,417       $2,690,149
  UnitedHealth Group, Inc. .......................     74,917        3,583,280
  WellPoint, Inc.*................................     46,849        3,490,251
                                                                --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                    65,413,504
                                                                --------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................    126,883        3,481,669
                                                                --------------
TOTAL HEALTH CARE TECHNOLOGY
                                                                     3,481,669
                                                                --------------

  HOTELS, RESTAURANTS & LEISURE 2.1%
  Carnival Corp. .................................     83,260        3,243,810
  Darden Restaurants, Inc. .......................     92,711        3,133,632
  Harrah's Entertainment, Inc. ...................     46,356        2,786,459
  Hilton Hotels Corp. ............................    126,036        3,016,042
  International Game Technology, Inc. ............     90,571        3,501,475
  Marriott International, Inc. -- Class A.........     92,546        3,255,768
  McDonald's Corp. ...............................    100,383        3,552,554
  Starbucks Corp.*................................     91,194        3,124,306
  Starwood Hotels & Resorts Worldwide, Inc. ......     58,996        3,102,010
  Wendy's International, Inc. ....................     55,858        3,360,417
  Yum! Brands, Inc. ..............................     63,903        2,875,635
                                                                --------------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                    34,952,108
                                                                --------------

  HOUSEHOLD DURABLES 2.5%
  Black & Decker Corp. ...........................     40,163        2,831,893
  Centex Corp. ...................................     67,925        3,213,532

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       8

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  D.R. Horton, Inc. ..............................    135,481       $2,903,358
  Fortune Brands, Inc. ...........................     47,086        3,414,677
  Harman International Industries, Inc. ..........     39,966        3,205,273
  KB Home.........................................     73,869        3,140,910
  Leggett & Platt, Inc. ..........................    133,444        3,045,192
  Lennar Corp. -- Class A.........................     74,426        3,329,075
  Newell Rubbermaid, Inc. ........................    130,015        3,427,195
  Pulte Homes, Inc. ..............................    119,849        3,415,696
  Snap-On, Inc. ..................................     84,250        3,539,342
  Stanley Works...................................     72,970        3,310,649
  Whirlpool Corp. ................................     41,456        3,199,989
                                                                --------------
TOTAL HOUSEHOLD DURABLES                                            41,976,781
                                                                --------------

  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................     54,021        3,238,019
  Colgate-Palmolive Co. ..........................     54,639        3,241,185
  Kimberly-Clark Corp. ...........................     54,583        3,332,292
  Procter & Gamble Co. ...........................     60,395        3,394,199
                                                                --------------
TOTAL HOUSEHOLD PRODUCTS                                            13,205,695
                                                                --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.9%
  AES Corp.*......................................    189,980        3,773,003
  Constellation Energy Group, Inc. ...............     60,957        3,530,020
  Dynegy, Inc. -- Class A*........................    646,456        3,639,547
  TXU Corp. ......................................     57,109        3,668,111
                                                                --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                    14,610,681
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  INDUSTRIAL CONGLOMERATES 0.8%
  General Electric Co. ...........................     98,553       $3,221,698
  Textron, Inc. ..................................     38,754        3,484,372
  3M Co. .........................................     41,216        2,901,606
  Tyco International Ltd. ........................    124,805        3,256,163
                                                                --------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                    12,863,839
                                                                --------------

  INSURANCE 4.6%
  ACE Ltd. .......................................     68,423        3,525,837
  AFLAC, Inc. ....................................     71,500        3,156,010
  Allstate Corp...................................     62,118        3,529,545
  Ambac Financial Group, Inc. ....................     42,185        3,505,995
  American International Group, Inc. .............     55,678        3,377,984
  Aon Corp. ......................................     97,674        3,343,381
  Chubb Corp. ....................................     66,294        3,342,543
  Cincinnati Financial Corp. .....................     71,141        3,355,010
  Genworth Financial, Inc. .......................    102,350        3,510,605
  Hartford Financial Services Group, Inc. ........     39,681        3,366,536
  Lincoln National Corp. .........................     59,550        3,375,294
  Loews Corp. ....................................     97,753        3,622,726
  MBIA, Inc. .....................................     57,581        3,386,339
  Marsh & McLennan Cos, Inc. .....................    120,672        3,261,764
  MetLife, Inc. ..................................     66,291        3,447,132
  Principal Financial Group, Inc. ................     62,125        3,354,750
  Progressive Corp. ..............................    125,656        3,039,619
  Prudential Financial, Inc. .....................     44,029        3,462,441
  SAFECO Corp. ...................................     60,164        3,232,010
  St. Paul Travelers Cos., Inc. ..................     76,112        3,485,930
  Torchmark Corp. ................................     57,035        3,448,906

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       9                          FORM N-Q

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  UnumProvident Corp. ............................    183,206       $2,973,433
  XL Capital Ltd. -- Class A......................     53,406        3,401,962
                                                                --------------
TOTAL INSURANCE                                                     77,505,752
                                                                --------------

  INTERNET & CATALOG RETAIL 0.2%
  Amazon.Com, Inc.*...............................     95,177        2,559,310
                                                                --------------
TOTAL INTERNET & CATALOG RETAIL
                                                                     2,559,310
                                                                --------------

  INTERNET SOFTWARE & SERVICES 0.7%
  eBay, Inc.*.....................................    109,989        2,647,435
  Google, Inc. -- Class A*........................      8,585        3,318,961
  VeriSign, Inc.*.................................    150,478        2,698,071
  Yahoo!, Inc.*...................................    109,959        2,984,287
                                                                --------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                    11,648,754
                                                                --------------

  IT SERVICES 1.9%
  Affiliated Computer Services, Inc. -- Class A*..     67,680        3,446,942
  Automatic Data Processing, Inc. ................     73,765        3,227,956
  Computer Sciences Corp.*........................     60,283        3,158,226
  Convergys Corp.*................................    176,494        3,367,506
  Electronic Data Systems Corp. ..................    138,015        3,298,559
  First Data Corp. ...............................     72,171        2,948,185
  Fiserv, Inc.*...................................     75,677        3,304,058
  Paychex, Inc. ..................................     85,600        2,925,808
  Sabre Holdings Corp. -- Class A ................    154,685        3,201,980
  Unisys Corp.*...................................    521,018        2,667,612
                                                                --------------
TOTAL IT SERVICES                                                   31,546,832
                                                                --------------
  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................     96,558        2,855,220
  Eastman Kodak Co. ..............................    141,607        3,150,756

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Hasbro, Inc. ...................................    183,818       $3,437,397
  Mattel, Inc. ...................................    199,864        3,605,546
                                                                --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                    13,048,919
                                                                --------------

  LIFE SCIENCES TOOLS & SERVICES 1.2%
  Applera Corp. -- Applied Biosystems Group.......    109,786        3,529,620
  Fisher Scientific International, Inc.*..........     47,219        3,499,400
  Millipore Corp.*................................     52,975        3,318,884
  PerkinElmer, Inc. ..............................    158,925        2,865,418
  Thermo Electron Corp.*..........................     94,620        3,501,886
  Waters Corp.*...................................     77,628        3,157,907
                                                                --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                    19,873,115
                                                                --------------

  MACHINERY 2.5%
  Caterpillar, Inc. ..............................     46,904        3,324,086
  Cummins, Inc. ..................................     31,334        3,666,078
  Danaher Corp. ..................................     52,188        3,402,658
  Deere & Co. ....................................     41,151        2,986,328
  Dover Corp. ....................................     72,666        3,425,475
  Eaton Corp. ....................................     45,997        2,948,408
  ITT Industries, Inc. ...........................     67,203        3,397,112
  Illinois Tool Works, Inc. ......................     68,993        3,155,050
  Ingersoll-Rand Co., Ltd. -- Class A.............     80,082        2,866,936
  Navistar International Corp.*...................    136,968        3,062,604
  PACCAR, Inc. ...................................     43,484        3,511,333
  Pall Corp. .....................................    118,329        3,086,020
  Parker Hannifin Corp. ..........................     44,758        3,233,318
                                                                --------------
TOTAL MACHINERY                                                     42,065,406
                                                                --------------

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       10

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIA 3.3%
  CBS Corp. -- Class B............................    129,482       $3,551,691
  Clear Channel Communications, Inc. .............    111,182        3,218,719
  Comcast Corp. -- Class A*.......................    102,261        3,515,733
  Dow Jones & Co., Inc. ..........................     96,023        3,364,646
  E.W. Scripps Co. -- Class A.....................     70,829        3,026,523
  Gannett Co, Inc. ...............................     60,280        3,141,794
  Interpublic Group of Cos., Inc.*................    387,857        3,176,549
  McGraw-Hill Cos., Inc. .........................     63,891        3,597,063
  Meredith Corp. .................................     67,999        3,211,593
  New York Times Co. -- Class A...................    139,858        3,100,652
  News Corp. -- Class A...........................    176,094        3,388,049
  Omnicom Group, Inc. ............................     37,230        3,295,227
  Time Warner, Inc. ..............................    195,490        3,225,585
  Tribune Co. ....................................    104,017        3,090,345
  Univision Communications, Inc. -- Class A*......     93,220        3,113,548
  Viacom, Inc. -- Class B*........................     91,664        3,194,490
  Walt Disney Co. ................................    113,337        3,364,976
                                                                --------------
TOTAL MEDIA                                                         55,577,183
                                                                --------------

  METALS & MINING 1.5%
  Alcoa, Inc. ....................................    110,941        3,322,683
  Allegheny Technologies, Inc. ...................     51,959        3,319,660
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................     69,109        3,770,587
  Newmont Mining Corp. ...........................     66,417        3,402,543

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Nucor Corp. ....................................     66,241       $3,522,034
  Phelps Dodge Corp. .............................     41,703        3,642,340
  United States Steel Corp. ......................     53,052        3,345,990
                                                                --------------
TOTAL METALS & MINING                                               24,325,837
                                                                --------------

  MULTI-UTILITIES 2.7%
  Ameren Corp. ...................................     65,866        3,392,099
  CMS Energy Corp.*...............................    259,073        3,629,613
  CenterPoint Energy, Inc. .......................    269,212        3,698,973
  Consolidated Edison, Inc. ......................     75,370        3,532,592
  DTE Energy Co. .................................     81,736        3,459,067
  Dominion Resources, Inc. .......................     45,137        3,542,352
  KeySpan Corp. ..................................     82,537        3,323,765
  NiSource, Inc. .................................    151,295        3,441,961
  PG&E Corp. .....................................     85,238        3,552,720
  Public Service Enterprise Group, Inc. ..........     50,830        3,427,467
  Sempra Energy...................................     75,118        3,625,195
  TECO Energy, Inc. ..............................    223,375        3,560,597
  Xcel Energy, Inc. ..............................    173,556        3,478,062
                                                                --------------
TOTAL MULTI-UTILITIES                                               45,664,463
                                                                --------------

  MULTILINE RETAIL 1.9%
  Big Lots, Inc.*.................................    204,058        3,297,577
  Dillard's, Inc. -- Class A......................    108,138        3,247,384
  Dollar General Corp. ...........................    229,485        3,079,689
  Family Dollar Stores, Inc. .....................    136,679        3,105,347
  Federated Department Stores, Inc. ..............     94,558        3,319,931
  Kohl's Corp.*...................................     57,839        3,275,423
  Nordstrom, Inc. ................................     92,578        3,175,425
  J.C. Penney Holding Co., Inc. ..................     50,474        3,177,843

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       11                         FORM N-Q

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Sears Holdings Corp.*...........................     21,408       $2,938,248
  Target Corp. ...................................     67,692        3,108,417
                                                                --------------
TOTAL MULTILINE RETAIL                                              31,725,284
                                                                --------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*....................................    246,207        3,469,057
                                                                --------------
TOTAL OFFICE ELECTRONICS                                             3,469,057
                                                                --------------
  OIL, GAS & CONSUMABLE FUELS 4.5%
  Anadarko Petroleum Corp. .......................     69,787        3,192,057
  Apache Corp. ...................................     54,760        3,858,937
  Chesapeake Energy Corp. ........................    112,659        3,706,481
  Chevron Corp. ..................................     56,788        3,735,515
  ConocoPhillips..................................     54,765        3,759,070
  CONSOL Energy, Inc. ............................     73,342        3,018,757
  Devon Energy Corp. .............................     61,880        3,999,923
  EOG Resources, Inc. ............................     53,657        3,978,667
  El Paso Corp. ..................................    228,520        3,656,320
  Exxon Mobil Corp. ..............................     56,659        3,838,081
  Hess Corp. .....................................     72,427        3,831,388
  Kerr-McGee Corp. ...............................     65,572        4,603,154
  Kinder Morgan, Inc. ............................     33,304        3,397,008
  Marathon Oil Corp. .............................     45,073        4,085,417
  Murphy Oil Corp. ...............................     68,201        3,509,623
  Occidental Petroleum Corp. .....................     34,772        3,746,683
  Sunoco, Inc. ...................................     52,485        3,649,807
  Valero Energy Corp. ............................     55,875        3,767,651
  Williams Cos., Inc. ............................    155,109        3,761,393
  XTO Energy, Inc. ...............................     84,085        3,951,154
                                                                --------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                    75,047,086
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  PAPER & FOREST PRODUCTS 0.8%
  International Paper Co. ........................    104,726       $3,595,244
  Louisiana-Pacific Corp. ........................    149,709        2,994,180
  MeadWestvaco Corp. .............................    123,375        3,222,555
  Weyerhaeuser Co. ...............................     56,532        3,316,167
                                                                --------------
TOTAL PAPER & FOREST PRODUCTS
                                                                    13,128,146
                                                                --------------

  PERSONAL PRODUCTS 0.6%
  Alberto-Culver Co. -- Class B...................     70,953        3,458,249
  Avon Products, Inc. ............................    111,489        3,232,066
  Estee Lauder Cos., Inc -- Class A...............     86,405        3,224,635
                                                                --------------
TOTAL PERSONAL PRODUCTS                                              9,914,950
                                                                --------------

  PHARMACEUTICALS 3.0%
  Abbott Laboratories.............................     77,812        3,717,079
  Allergan, Inc. .................................     31,764        3,425,747
  Barr Pharmaceuticals, Inc.*.....................     64,550        3,212,008
  Bristol-Myers Squibb Co. .......................    131,981        3,163,585
  Eli Lilly & Co. ................................     61,380        3,484,543
  Forest Laboratories, Inc.*......................     88,536        4,100,102
  Johnson & Johnson...............................     53,846        3,368,067
  King Pharmaceuticals, Inc.*.....................    205,942        3,505,133
  Merck & Co., Inc. ..............................     96,824        3,899,103
  Mylan Laboratories, Inc. .......................    160,153        3,516,960
  Pfizer, Inc. ...................................    142,564        3,705,238
  Schering-Plough Corp. ..........................    171,830        3,512,205

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       12

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Watson Pharmaceuticals, Inc.*...................    134,877       $3,019,896
  Wyeth...........................................     75,414        3,655,317
                                                                --------------
TOTAL PHARMACEUTICALS                                               49,284,983
                                                                --------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.3%
  Apartment Investment & Management Co. -- Class
    A.............................................     75,604        3,635,796
  Archstone-Smith Trust...........................     66,717        3,500,641
  Boston Properties, Inc. ........................     37,957        3,727,377
  Equity Office Properties Trust..................     92,607        3,510,731
  Equity Residential Properties Trust.............     74,995        3,488,018
  Kimco Realty Corp. .............................     92,706        3,637,783
  Plum Creek Timber Co., Inc. ....................     94,128        3,206,000
  Prologis........................................     65,248        3,611,477
  Public Storage, Inc. ...........................     45,316        3,638,422
  Simon Property Group, Inc. .....................     41,641        3,561,555
  Vornado Realty Trust............................     35,080        3,667,614
                                                                --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                    39,185,414
                                                                --------------

  ROAD & RAIL 0.9%
  Burlington Northern Santa Fe Corp. .............     43,167        2,974,638
  CSX Corp. ......................................     51,821        3,144,498
  Norfolk Southern Corp. .........................     66,224        2,875,446

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Ryder System, Inc. .............................     60,852       $3,066,941
  Union Pacific Corp. ............................     37,349        3,174,665
                                                                --------------
TOTAL ROAD & RAIL                                                   15,236,188
                                                                --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.5%
  Advanced Micro Devices, Inc.*...................    129,096        2,503,171
  Altera Corp.*...................................    187,368        3,243,340
  Analog Devices, Inc. ...........................    100,738        3,256,860
  Applied Materials, Inc. ........................    203,261        3,199,328
  Broadcom Corp. -- Class A*......................    104,903        2,516,623
  Freescale Semiconductor, Inc. -- Class A*.......    117,889        3,362,194
  Intel Corp. ....................................    181,806        3,272,508
  KLA-Tencor Corp. ...............................     79,830        3,368,028
  LSI Logic Corp.*................................    379,216        3,109,571
  Linear Technology Corp. ........................     97,445        3,152,346
  Maxim Integrated Products, Inc. ................    104,245        3,062,718
  Micron Technology, Inc.*........................    207,033        3,227,644
  National Semiconductor Corp. ...................    135,933        3,161,802
  Novellus Systems, Inc.*.........................    137,241        3,473,570
  NVIDIA Corp.*...................................    154,335        3,415,434
  PMC -- Sierra, Inc.*............................    360,579        1,842,559
  Teradyne, Inc.*.................................    231,668        3,044,117

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       13                         FORM N-Q

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Texas Instruments, Inc. ........................    112,153       $3,339,916
  Xilinx, Inc. ...................................    138,451        2,809,171
                                                                --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                    58,360,900
                                                                --------------

  SOFTWARE 2.7%
  Adobe Systems, Inc.*............................    113,473        3,235,115
  Autodesk, Inc.*.................................     90,691        3,093,470
  BMC Software, Inc.*.............................    152,132        3,562,931
  CA, Inc. .......................................    155,464        3,258,525
  Citrix Systems, Inc.*...........................     90,152        2,864,129
  Compuware Corp.*................................    465,301        3,252,454
  Electronic Arts, Inc.*..........................     78,966        3,720,088
  Intuit, Inc.*...................................    121,343        3,745,858
  Microsoft Corp. ................................    150,634        3,619,735
  Novell, Inc.*...................................    566,140        3,674,249
  Oracle Corp.*...................................    234,148        3,505,196
  Parametric Technology Corp.*....................    265,195        4,099,915
  Symantec Corp.*.................................    212,680        3,694,252
                                                                --------------
TOTAL SOFTWARE                                                      45,325,917
                                                                --------------

  SPECIALTY RETAIL 3.0%
  AutoNation, Inc.*...............................    159,372        3,139,628
  AutoZone, Inc.*.................................     35,992        3,162,617
  Bed Bath & Beyond, Inc.*........................     91,246        3,054,916
  Best Buy Co., Inc. .............................     63,344        2,872,017
  Circuit City Stores, Inc. ......................    112,427        2,754,462
  Gap, Inc. ......................................    189,237        3,283,262
  Home Depot, Inc. ...............................     89,822        3,117,722
  Limited Brands, Inc. ...........................    129,219        3,251,150

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Lowe's Cos., Inc. ..............................    106,684       $3,024,491
  Office Depot, Inc.*.............................     82,734        2,982,561
  OfficeMax, Inc. ................................     80,005        3,289,006
  RadioShack Corp. ...............................    224,493        3,630,052
  Sherwin-Williams Co. ...........................     71,684        3,627,210
  Staples, Inc. ..................................    134,044        2,898,031
  TJX Cos, Inc. ..................................    145,807        3,553,317
  Tiffany & Co. ..................................    100,431        3,172,615
                                                                --------------
TOTAL SPECIALTY RETAIL                                              50,813,057
                                                                --------------

  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Coach, Inc.*....................................    110,838        3,182,159
  Jones Apparel Group, Inc. ......................    104,257        3,086,007
  Liz Claiborne, Inc. ............................     88,296        3,121,264
  Nike, Inc. -- Class B...........................     39,979        3,158,341
  VF Corp. .......................................     50,482        3,423,689
                                                                --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                    15,971,460
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 1.4%
  Countrywide Financial Corp. ....................     90,946        3,258,595
  Federal Home Loan Mortgage Corp. ...............     57,266        3,313,411
  Federal National Mortgage Association...........     70,454        3,375,451
  Golden West Financial Corp. ....................     46,120        3,397,199
  MGIC Investment Corp. ..........................     51,936        2,955,678
  Sovereign Bancorp, Inc. ........................    159,930        3,300,945
  Washington Mutual, Inc. ........................     74,568        3,333,189
                                                                --------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                    22,934,468
                                                                --------------

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       14

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO 0.7%
  Altria Group, Inc. .............................     47,092       $3,765,947
  Reynolds American, Inc. ........................     30,051        3,809,866
  UST, Inc. ......................................     75,744        3,828,859
                                                                --------------
TOTAL TOBACCO                                                       11,404,672
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................     46,728        2,901,341
                                                                --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                     2,901,341
                                                                --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  ALLTEL Corp. ...................................     65,541        3,615,897
  Sprint Nextel Corp. ............................    163,607        3,239,419
                                                                --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                     6,855,316
                                                                --------------
TOTAL COMMON STOCKS (Cost $1,637,250,171)
                                                                 1,667,479,328
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  SHORT TERM INVESTMENTS 0.0%(A)
  Short-Term Investment Co. ......................      1,000           $1,000
                                                                --------------
TOTAL SHORT TERM INVESTMENTS (Cost $1,000)
                                                                         1,000
                                                                --------------
TOTAL INVESTMENTS 100.0% (Cost $1,637,251,170)(b)
                                                                 1,667,480,328
                                                                --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                       523,859
                                                                --------------
NET ASSETS--100.0%                                              $1,668,004,187
------------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than .05% of net assets.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $30,229,158 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $128,574,285 and aggregate gross unrealized depreciation of $98,345,127.

                                       15                         FORM N-Q

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. .....................................   24,263     $1,878,442
  United Technologies Corp. ......................   30,676      1,907,740
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                        3,786,182
                                                              ------------
  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service, Inc. -- Class B..........   19,554      1,347,466
                                                              ------------
TOTAL AIR FREIGHT & LOGISTICS                                    1,347,466
                                                              ------------

  BEVERAGES 3.5%
  Coca-Cola Co (The)..............................   61,839      2,751,836
  PepsiCo, Inc. ..................................   50,148      3,178,380
                                                              ------------
TOTAL BEVERAGES                                                  5,930,216
                                                              ------------
  BIOTECHNOLOGY 2.2%
  Amgen, Inc.*....................................   35,783      2,495,507
  Genentech, Inc.*................................   14,166      1,144,896
                                                              ------------
TOTAL BIOTECHNOLOGY                                              3,640,403
                                                              ------------

  CAPITAL MARKETS 3.5%
  Goldman Sachs Group, Inc. ......................   11,247      1,717,979
  Merrill Lynch & Co., Inc. ......................   27,960      2,036,047
  Morgan Stanley..................................   32,506      2,161,649
                                                              ------------
TOTAL CAPITAL MARKETS                                            5,915,675
                                                              ------------
  COMMERCIAL BANKS 3.8%
  Wachovia Corp. .................................   48,814      2,617,895
  Wells Fargo & Co. ..............................   50,984      3,688,182
                                                              ------------
TOTAL COMMERCIAL BANKS                                           6,306,077
                                                              ------------
  COMMUNICATIONS EQUIPMENT 3.1%
  Cisco Systems, Inc.*............................  185,254      3,306,784
  QUALCOMM, Inc. .................................   50,864      1,793,465
                                                              ------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 5,100,249
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
  COMPUTERS & PERIPHERALS 4.7%
  Dell, Inc.*.....................................   70,008     $1,517,773
  Hewlett-Packard Co. ............................   85,044      2,713,754
  International Business Machines Corp. ..........   47,048      3,641,986
                                                              ------------
TOTAL COMPUTERS & PERIPHERALS
                                                                 7,873,513
                                                              ------------

  CONSUMER FINANCE 1.0%
  American Express Co. ...........................   32,836      1,709,442
                                                              ------------
TOTAL CONSUMER FINANCE                                           1,709,442
                                                              ------------

  DIVERSIFIED FINANCIAL SERVICES 11.5%
  Bank of America Corp. ..........................  138,488      7,136,287
  Citigroup, Inc. ................................  150,861      7,288,095
  JPMorgan Chase & Co. ...........................  105,442      4,810,264
                                                              ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                19,234,646
                                                              ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 5.2%
  AT&T Corp. .....................................  117,986      3,538,400
  BellSouth Corp. ................................   54,889      2,150,002
  Verizon Communications, Inc. ...................   88,528      2,994,017
                                                              ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                 8,682,419
                                                              ------------

  FOOD & STAPLES RETAILING 2.0%
  Wal-Mart Stores, Inc. ..........................   74,615      3,320,368
                                                              ------------
TOTAL FOOD & STAPLES RETAILING
                                                                 3,320,368
                                                              ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Medtronic, Inc. ................................   36,630      1,850,548
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 1,850,548
                                                              ------------

  HEALTH CARE PROVIDERS & SERVICES 1.2%
  UnitedHealth Group, Inc. .......................   40,877      1,955,147
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 1,955,147
                                                              ------------

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       16

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  x
HOUSEHOLD PRODUCTS 3.3%
  Procter & Gamble Co. ...........................   99,580     $5,596,396
                                                              ------------
TOTAL HOUSEHOLD PRODUCTS                                         5,596,396
                                                              ------------
  INDUSTRIAL CONGLOMERATES 7.1%
  General Electric Co. ...........................  315,555     10,315,493
  3M Co. .........................................   22,881      1,610,822
                                                              ------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                11,926,315
                                                              ------------

  INSURANCE 2.4%
  American International Group, Inc. -- Class
    A ............................................   66,844      4,055,425
                                                              ------------
TOTAL INSURANCE                                                  4,055,425
                                                              ------------
  INTERNET SOFTWARE & SERVICES 1.5%
  Google, Inc. -- Class A*........................    6,337      2,449,884
                                                              ------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                 2,449,884
                                                              ------------

  MEDIA 4.5%
  Comcast Corp. -- Class A*.......................   59,116      2,032,408
  News Corp. -- Class A...........................   69,870      1,344,299
  Time Warner, Inc. ..............................  127,348      2,101,242
  Walt Disney Co. ................................   66,605      1,977,502
                                                              ------------
TOTAL MEDIA                                                      7,455,451
                                                              ------------
  OIL, GAS & CONSUMABLE FUELS 12.1%
  Chevron Corp. ..................................   67,265      4,424,692
  ConocoPhillips..................................   50,090      3,438,177
  Exxon Mobil Corp. ..............................  183,607     12,437,538
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                20,300,407
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  PHARMACEUTICALS 10.9%
  Abbott Laboratories.............................   46,314     $2,212,420
  Johnson & Johnson...............................   89,855      5,620,430
  Merck & Co., Inc. ..............................   66,230      2,667,082
  Pfizer, Inc. ...................................  222,362      5,779,189
  Wyeth...........................................   40,845      1,979,757
                                                              ------------
TOTAL PHARMACEUTICALS                                           18,258,878
                                                              ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
  Intel Corp. ....................................  176,527      3,177,486
                                                              ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 3,177,486
                                                              ------------

  SOFTWARE 4.9%
  Microsoft Corp. ................................  269,329      6,471,976
  Oracle Corp.*...................................  120,607      1,805,487
                                                              ------------
TOTAL SOFTWARE                                                   8,277,463
                                                              ------------

  SPECIALTY RETAIL 1.3%
  Home Depot, Inc. ...............................   64,268      2,230,742
                                                              ------------
TOTAL SPECIALTY RETAIL                                           2,230,742
                                                              ------------

  TOBACCO 3.0%
  Altria Group, Inc. .............................   63,367      5,067,459
                                                              ------------
TOTAL TOBACCO                                                    5,067,459
                                                              ------------

  WIRELESS TELECOMMUNICATION SERVICES 1.0%
  Sprint Nextel Corp. ............................   87,961      1,741,628
                                                              ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                 1,741,628
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $164,113,346)                                          167,189,885
                                                              ------------

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       17                         FORM N-Q

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.1%
  Short-Term Investment Co. ......................  178,879       $178,879
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $178,879)                                                  178,879
                                                              ------------
TOTAL INVESTMENTS 99.9%
  (Cost $164,292,225)(a)                                       167,368,764
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                   136,982
                                                              ------------
NET ASSETS--100.0%                                            $167,505,746
--------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized appreciation was $3,076,539 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $8,166,176 and aggregate gross unrealized depreciation of $5,089,637.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 1.9%
  Northrop Grumman Corp. .........................   1,561       $103,323
  Raytheon Co. ...................................   1,295         58,366
  United Technologies Corp. ......................   1,687        104,914
                                                              -----------
TOTAL AEROSPACE & DEFENSE                                         266,603
                                                              -----------

  AUTO COMPONENTS 0.9%
  Johnson Controls, Inc. .........................   1,556        119,438
                                                              -----------
TOTAL AUTO COMPONENTS                                             119,438
                                                              -----------

  AUTOMOBILES 2.8%
  Ford Motor Co. .................................  23,560        157,145
  General Motors Corp. ...........................   7,203        232,153
                                                              -----------
TOTAL AUTOMOBILES                                                 389,298
                                                              -----------

  BEVERAGES 2.3%
  Coca-Cola Enterprises, Inc. ....................   5,364        115,111
  Constellation Brands, Inc. -- Class A*..........   2,234         54,644
  Molson Coors Brewing Co. -- Class B.............   1,984        141,757
                                                              -----------
TOTAL BEVERAGES                                                   311,512
                                                              -----------
  BUILDING PRODUCTS 0.2%
  Masco Corp. ....................................   1,314         35,123
                                                              -----------
TOTAL BUILDING PRODUCTS                                            35,123
                                                              -----------

  CAPITAL MARKETS 0.7%
  Bear Stearns Cos., Inc. ........................     324         45,966
  Morgan Stanley..................................     779         51,803
                                                              -----------
TOTAL CAPITAL MARKETS                                              97,769
                                                              -----------

  CHEMICALS 2.8%
  Ashland, Inc. ..................................   2,039        135,614
  Dow Chemical Co (The)...........................     900         31,122
  Du Pont (E.I.) de Nemours & Co. ................   1,163         46,125
  Eastman Chemical Co. ...........................   1,926         95,587
  PPG Industries, Inc. ...........................     637         39,201
  Rohm & Haas Co. ................................     988         45,566
                                                              -----------
TOTAL CHEMICALS                                                   393,215
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  COMMERCIAL BANKS 6.2%
  AmSouth Bancorporation..........................   1,833        $52,534
  BB&T Corp. .....................................   1,233         51,774
  Comerica, Inc. .................................     628         36,769
  First Horizon National Corp. ...................   2,392        100,225
  Huntington Bancshares, Inc. ....................   3,000         73,050
  KeyCorp.........................................   2,024         74,686
  National City Corp. ............................   2,015         72,540
  North Fork Bancorporation, Inc. ................   2,352         66,632
  PNC Financial Services Group, Inc. .............     806         57,097
  Regions Financial Corp. ........................   2,050         74,395
  SunTrust Banks, Inc. ...........................     882         69,563
  U.S. Bancorp....................................   1,187         37,984
  Wachovia Corp. .................................     729         39,096
  Wells Fargo & Co. ..............................     662         47,889
                                                              -----------
TOTAL COMMERCIAL BANKS                                            854,234
                                                              -----------

  COMMERCIAL SERVICES & SUPPLIES 2.0%
  Allied Waste Industries, Inc.*..................  16,506        167,701
  Avery Dennison Corp. ...........................     706         41,393
  R.R. Donnelley & Sons Co. ......................   2,154         62,875
                                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                  271,969
                                                              -----------

  COMMUNICATIONS EQUIPMENT 0.8%
  Andrew Corp.*...................................   3,847         32,507
  Windstream Corp.................................   6,676         83,650
                                                              -----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                  116,157
                                                              -----------

  CONTAINERS & PACKAGING 1.1%
  Bemis Co. ......................................   2,625         80,588
  Temple-Inland, Inc. ............................   1,652         70,276
                                                              -----------
TOTAL CONTAINERS & PACKAGING                                      150,864
                                                              -----------

  DIVERSIFIED FINANCIAL SERVICES 1.9%
  CIT Group, Inc. ................................   1,178         54,082
  Citigroup, Inc. ................................   1,595         77,054
  JPMorgan Chase & Co. ...........................   2,980        135,948
                                                              -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                  267,084
                                                              -----------

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       19                         FORM N-Q

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES 5.4%
  AT&T Corp. .....................................   4,439       $133,126
  BellSouth Corp. ................................   3,339        130,789
  CenturyTel, Inc. ...............................   1,750         67,497
  Citizens Communications Co. ....................   7,047         90,413
  Embarq Corp.*...................................   1,689         76,427
  Qwest Communications International, Inc.*.......  13,136        104,957
  Verizon Communications, Inc. ...................   4,187        141,604
                                                              -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                  744,813
                                                              -----------
  ELECTRIC UTILITIES 5.4%
  American Electric Power Co., Inc. ..............   2,595         93,731
  Entergy Corp. ..................................     957         73,785
  FPL Group, Inc. ................................   1,259         54,313
  FirstEnergy Corp. ..............................   1,132         63,392
  PPL Corp. ......................................   4,403        149,790
  Pinnacle West Capital Corp. ....................   2,359        101,461
  Progress Energy, Inc. ..........................   3,489        151,946
  Southern Co. ...................................   1,747         59,014
                                                              -----------
TOTAL ELECTRIC UTILITIES                                          747,432
                                                              -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
  Sanmina-SCI Corp.*..............................  27,037         93,548
  Solectron Corp.*................................  23,590         71,242
                                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                  164,790
                                                              -----------
  ENERGY EQUIPMENT & SERVICES 0.9%
  Duke Energy Corp. ..............................   3,952        119,825
                                                              -----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                  119,825
                                                              -----------
  FOOD & STAPLES RETAILING 3.1%
  CVS Corp. ......................................   3,035         99,305
  Costco Wholesale Corp. .........................   1,335         70,435
  Safeway, Inc. ..................................   4,263        119,705
  SUPERVALU, Inc. ................................   5,098        138,207
                                                              -----------
TOTAL FOOD & STAPLES RETAILING                                    427,652
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  FOOD PRODUCTS 2.7%
  Archer-Daniels-Midland Co. .....................   3,916       $172,304
  ConAgra Foods, Inc. ............................   3,872         83,248
  Tyson Foods, Inc. -- Class A....................   8,078        114,304
                                                              -----------
TOTAL FOOD PRODUCTS                                               369,856
                                                              -----------

  GAS UTILITIES 2.0%
  Nicor, Inc. ....................................   2,770        121,381
  Peoples Energy Corp. ...........................   3,531        149,044
                                                              -----------
TOTAL GAS UTILITIES                                               270,425
                                                              -----------

  HEALTH CARE PROVIDERS & SERVICES 1.1%
  McKesson Corp. .................................     793         39,959
  Tenet Healthcare Corp.*.........................   5,456         32,300
  WellPoint, Inc.*................................   1,104         82,248
                                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                  154,507
                                                              -----------

  HOUSEHOLD DURABLES 2.7%
  Leggett & Platt, Inc. ..........................   2,425         55,338
  Newell Rubbermaid, Inc. ........................   2,441         64,345
  Pulte Homes, Inc. ..............................   2,656         75,696
  Snap-On, Inc. ..................................   1,596         67,048
  Whirlpool Corp. ................................   1,351        104,284
                                                              -----------
TOTAL HOUSEHOLD DURABLES                                          366,711
                                                              -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.6%
  Constellation Energy Group, Inc. ...............   1,092         63,238
  Dynegy, Inc.-- Class A*.........................  26,904        151,469
                                                              -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                  214,707
                                                              -----------

  INDUSTRIAL CONGLOMERATES 0.3%
  Textron, Inc. ..................................     418         37,582
                                                              -----------
TOTAL INDUSTRIAL CONGLOMERATES                                     37,582
                                                              -----------

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       20

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE 8.5%
  ACE Ltd. .......................................   2,746       $141,501
  Allstate Corp...................................   1,252         71,139
  Aon Corp. ......................................   1,591         54,460
  Chubb Corp. ....................................   2,203        111,075
  Genworth Financial, Inc. -- Class A.............   2,801         96,074
  Hartford Financial Services Group, Inc. ........     655         55,570
  Lincoln National Corp. .........................   1,310         74,251
  Loews Corp. ....................................   1,745         64,670
  MetLife, Inc. ..................................   1,581         82,212
  SAFECO Corp. ...................................   1,211         65,055
  St. Paul Travelers Cos., Inc. ..................   2,309        105,752
  UnumProvident Corp. ............................   6,728        109,195
  XL Capital Ltd. -- Class A......................   2,151        137,019
                                                              -----------
TOTAL INSURANCE                                                 1,167,973
                                                              -----------

  IT SERVICES 2.9%
  Computer Sciences Corp.*........................   2,428        127,203
  Electronic Data Systems Corp. ..................   4,687        112,019
  Sabre Holdings Corp. ...........................   3,079         63,735
  Unisys Corp.*...................................  19,598        100,342
                                                              -----------
TOTAL IT SERVICES                                                 403,299
                                                              -----------

  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................     786         23,242
  Eastman Kodak Co. ..............................   4,071         90,580
                                                              -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                  113,822
                                                              -----------
  MACHINERY 2.6%
  Caterpillar, Inc. ..............................   1,158         82,068
  Cummins, Inc. ..................................     701         82,017
  Deere & Co. ....................................   1,102         79,972
  Ingersoll-Rand Co., Ltd. -- Class A.............   2,494         89,285
  Navistar International Corp.*...................   1,148         25,669
                                                              -----------
TOTAL MACHINERY                                                   359,011
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  METALS & MINING 3.1%
  Alcoa, Inc. ....................................   2,377        $71,191
  Nucor Corp. ....................................   1,104         58,700
  Phelps Dodge Corp. .............................     687         60,002
  United States Steel Corp. ......................   3,709        233,927
                                                              -----------
TOTAL METALS & MINING                                             423,820
                                                              -----------

  MULTI-UTILITIES 8.6%
  Ameren Corp. ...................................   1,607         82,760
  CMS Energy Corp.*...............................   7,384        103,450
  CenterPoint Energy, Inc. .......................   5,957         81,849
  Consolidated Edison, Inc. ......................   2,473        115,910
  DTE Energy Co. .................................   2,597        109,905
  Dominion Resources, Inc. .......................     622         48,815
  KeySpan Corp. ..................................   3,849        154,999
  NiSource, Inc. .................................   5,634        128,173
  PG&E Corp. .....................................   2,260         94,197
  Public Service Enterprise Group, Inc. ..........     670         45,178
  Sempra Energy...................................   1,462         70,556
  TECO Energy, Inc. ..............................   1,775         28,294
  Xcel Energy, Inc. ..............................   6,199        124,228
                                                              -----------
TOTAL MULTI-UTILITIES                                           1,188,314
                                                              -----------

  MULTILINE RETAIL 3.9%
  Big Lots, Inc.*.................................  10,277        166,077
  Dillard's, Inc. -- Class A......................   8,943        268,558
  Federated Department Stores, Inc. ..............   1,873         65,761
  Nordstrom, Inc. ................................     954         32,722
                                                              -----------
TOTAL MULTILINE RETAIL                                            533,118
                                                              -----------

  OIL, GAS & CONSUMABLE FUELS 3.7%
  ConocoPhillips..................................   2,871        197,065
  El Paso Corp. ..................................   5,535         88,560
  Marathon Oil Corp. .............................   1,198        108,587
  Sunoco, Inc. ...................................   1,593        110,777
                                                              -----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                  504,989
                                                              -----------

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       21                         FORM N-Q

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS 3.2%
  International Paper Co. ........................   4,088       $140,341
  Louisiana-Pacific Corp. ........................   4,114         82,280
  MeadWestvaco Corp. .............................   4,243        110,827
  Weyerhaeuser Co. ...............................   1,811        106,233
                                                              -----------
TOTAL PAPER & FOREST PRODUCTS                                     439,681
                                                              -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.5%
  Apartment Investment & Management Co. -- Class
    A.............................................   2,153        103,538
  Archstone-Smith Trust...........................     750         39,352
  Equity Office Properties Trust..................   2,694        102,129
  Equity Residential Properties Trust.............     778         36,185
  Kimco Realty Corp. .............................   1,712         67,179
                                                              -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                  348,383
                                                              -----------
  ROAD & RAIL 2.9%
  CSX Corp. ......................................   1,155         70,085
  Ryder System, Inc. .............................   5,061        255,075
  Union Pacific Corp. ............................     960         81,600
                                                              -----------
TOTAL ROAD & RAIL                                                 406,760
                                                              -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
  Micron Technology, Inc.*........................   5,552         86,556
                                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                   86,556
                                                              -----------

  SPECIALTY RETAIL 3.9%
  AutoNation, Inc.*...............................   5,557        109,473
  Circuit City Stores, Inc. ......................   5,957        145,946
  Limited Brands, Inc. ...........................   3,170         79,757
  OfficeMax, Inc. ................................   4,972        204,399
                                                              -----------
TOTAL SPECIALTY RETAIL                                            539,575
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  TEXTILES, APPAREL & LUXURY GOODS 0.8%
  Jones Apparel Group, Inc. ......................   3,806       $112,658
                                                              -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                  112,658
                                                              -----------

  THRIFTS & MORTGAGE FINANCE 0.7%
  Washington Mutual, Inc. ........................   2,269        101,424
                                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                  101,424
                                                              -----------

  TOBACCO 0.9%
  Reynolds American, Inc. ........................     970        122,977
                                                              -----------
TOTAL TOBACCO                                                     122,977
                                                              -----------
TOTAL COMMON STOCKS
  (Cost $13,787,228)                                           13,743,927
                                                              -----------

SHORT TERM INVESTMENTS 0.3%
  Short-Term Investment Co. ......................  32,942         32,942
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $32,942)                                                   32,942
                                                              -----------
TOTAL INVESTMENTS 99.9%
  (Cost $13,820,170)(a)                                        13,776,869
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                   18,603
                                                              -----------
NET ASSETS--100.0%                                            $13,795,472
-------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $43,301 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $600,162 and aggregate gross unrealized depreciation of $643,463.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS 99.0%
  AEROSPACE & DEFENSE 1.3%
  General Dynamics Corp. .........................   1,512       $101,334
  L-3 Communications Holdings, Inc. ..............   1,367        100,680
                                                              -----------
TOTAL AEROSPACE & DEFENSE                                         202,014
                                                              -----------
  AUTO COMPONENTS 0.6%
  Goodyear Tire & Rubber Co.*.....................   8,947         98,417
                                                              -----------
TOTAL AUTO COMPONENTS                                              98,417
                                                              -----------

  AUTOMOBILES 1.1%
  Harley-Davidson, Inc. ..........................   3,206        182,742
                                                              -----------
TOTAL AUTOMOBILES                                                 182,742
                                                              -----------

  BEVERAGES 1.2%
  Anheuser-Busch Cos., Inc. ......................   3,057        147,195
  PepsiCo, Inc. ..................................     824         52,225
                                                              -----------
TOTAL BEVERAGES                                                   199,420
                                                              -----------
  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*....................................     721         50,283
  Gilead Sciences, Inc.*..........................   1,521         93,511
  Medimmune, Inc.*................................   1,613         40,938
                                                              -----------
TOTAL BIOTECHNOLOGY                                               184,732
                                                              -----------
  CAPITAL MARKETS 1.5%
  Federated Investors, Inc. -- Class B............   4,743        147,080
  Janus Capital Group, Inc. ......................   3,824         61,911
  Legg Mason, Inc. ...............................     401         33,471
                                                              -----------
TOTAL CAPITAL MARKETS                                             242,462
                                                              -----------

  CHEMICALS 1.2%
  Ecolab, Inc. ...................................   2,717        117,021
  Sigma-Aldrich Corp. ............................   1,043         72,489
                                                              -----------
TOTAL CHEMICALS                                                   189,510
                                                              -----------

  COMMERCIAL BANKS 0.5%
  Commerce Bancorp,
    Inc...........................................   2,458         83,498
                                                              -----------
TOTAL COMMERCIAL BANKS                                             83,498
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Cintas Corp. ...................................   1,155        $40,771
  Equifax, Inc. ..................................   1,356         43,772
                                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                   84,543
                                                              -----------

  COMMUNICATIONS EQUIPMENT 0.2%
  Cisco Systems, Inc.*............................   2,013         35,932
                                                              -----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                   35,932
                                                              -----------

  COMPUTERS & PERIPHERALS 3.9%
  Dell, Inc.*.....................................   4,983        108,031
  International Business Machines Corp. ..........     695         53,800
  Lexmark International, Inc. -- Class A*.........   2,264        122,369
  Network Appliance, Inc.*........................   3,724        110,566
  QLogic Corp.*...................................   7,816        136,702
  SanDisk Corp.*..................................   2,057         95,980
                                                              -----------
TOTAL COMPUTERS & PERIPHERALS
                                                                  627,448
                                                              -----------

  CONSUMER FINANCE 2.3%
  American Express Co. ...........................     758         39,461
  Capital One Financial Corp. ....................   2,242        173,419
  SLM Corp. ......................................   3,029        152,359
                                                              -----------
TOTAL CONSUMER FINANCE                                            365,239
                                                              -----------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................   4,114        157,566
                                                              -----------
TOTAL CONTAINERS & PACKAGING                                      157,566
                                                              -----------

  DIVERSIFIED CONSUMER SERVICES 2.0%
  Apollo Group, Inc. -- Class A*..................   3,375        159,705
  H&R Block, Inc. ................................   6,831        155,405
                                                              -----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                  315,110
                                                              -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Jabil Circuit, Inc. ............................   1,485         34,304
                                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                   34,304
                                                              -----------

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       23                         FORM N-Q

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES 0.7%
  BJ Services Co. ................................   2,240        $81,245
  Nabors Industries Ltd.*.........................   1,067         37,686
                                                              -----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                  118,931
                                                              -----------

  FOOD & STAPLES RETAILING 1.9%
  Sysco Corp. ....................................   2,999         82,772
  Wal-Mart Stores, Inc. ..........................   1,897         84,417
  Walgreen Co. ...................................   1,925         90,051
  Whole Foods Market, Inc. .......................     966         55,555
                                                              -----------
TOTAL FOOD & STAPLES RETAILING                                    312,795
                                                              -----------

  FOOD PRODUCTS 2.9%
  Campbell Soup Co. ..............................   3,272        120,017
  General Mills, Inc. ............................   2,814        146,047
  Kellogg Co. ....................................   1,848         89,018
  McCormick & Co.,
    Inc. .........................................   2,037         71,417
  Wm. Wrigley Jr. Co. ............................     969         44,438
                                                              -----------
TOTAL FOOD PRODUCTS                                               470,937
                                                              -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 5.4%
  Becton Dickinson & Co. .........................     810         53,395
  Biomet, Inc. ...................................   2,990         98,491
  Boston Scientific Corp.*........................   3,343         56,864
  Hospira, Inc.*..................................   3,909        170,784
  Medtronic, Inc. ................................   1,685         85,126
  St Jude Medical, Inc.*..........................   2,153         79,446
  Stryker Corp. ..................................   3,640        165,656
  Zimmer Holdings, Inc.*..........................   2,703        170,938
                                                              -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                  880,700
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
  HEALTH CARE PROVIDERS & SERVICES 10.3%
  AmerisourceBergen Corp. ........................   4,450       $191,350
  Cardinal Health, Inc. ..........................   1,682        112,694
  Caremark Rx, Inc. ..............................   2,757        145,569
  Coventry Health Care, Inc.*.....................   3,144        165,689
  Express Scripts, Inc.*..........................   2,705        208,366
  Health Management Associates, Inc. -- Class A...   4,425         89,960
  Humana, Inc.*...................................   2,599        145,362
  Laboratory Corp. of America Holdings*...........     752         48,444
  Manor Care, Inc. ...............................   3,503        175,325
  Patterson Cos., Inc.*...........................   2,942         97,851
  Quest Diagnostics, Inc. ........................   2,106        126,613
  UnitedHealth Group, Inc. .......................   3,384        161,857
                                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                1,669,080
                                                              -----------

  HEALTH CARE TECHNOLOGY 0.8%
  IMS Health, Inc. ...............................   4,612        126,553
                                                              -----------
TOTAL HEALTH CARE TECHNOLOGY                                      126,553
                                                              -----------

  HOTELS, RESTAURANTS & LEISURE 5.1%
  Darden Restaurants, Inc. .......................   2,679         90,550
  International Game Technology, Inc. ............   8,832        341,445
  Starbucks Corp.*................................   5,251        179,899
  Starwood Hotels & Resorts Worldwide, Inc. ......   1,027         54,000
  Wendy's International, Inc. ....................   1,264         76,042
  Yum! Brands, Inc. ..............................   1,865         83,925
                                                              -----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                  825,861
                                                              -----------

  HOUSEHOLD DURABLES 4.4%
  Black & Decker Corp. ...........................   2,362        166,545
  Centex Corp. ...................................   2,225        105,265
  D.R. Horton, Inc. ..............................   4,957        106,228
  Fortune Brands, Inc. ...........................   1,613        116,975
  Harman International Industries, Inc. ..........     891         71,458
  Lennar Corp. -- Class A.........................   3,174        141,973
                                                              -----------
TOTAL HOUSEHOLD DURABLES                                          708,444
                                                              -----------

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       24

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS 2.0%
  Clorox Co. .....................................   2,138       $128,152
  Colgate-Palmolive Co. ..........................   2,232        132,402
  Procter & Gamble Co. ...........................     999         56,144
                                                              -----------
TOTAL HOUSEHOLD PRODUCTS                                          316,698
                                                              -----------

  INSURANCE 1.5%
  Ambac Financial Group, Inc. ....................   1,309        108,791
  Progressive Corp. ..............................   5,444        131,690
                                                              -----------
TOTAL INSURANCE                                                   240,481
                                                              -----------

  INTERNET & CATALOG RETAIL 0.9%
  Amazon.Com, Inc.*...............................   5,480        147,357
                                                              -----------
TOTAL INTERNET & CATALOG RETAIL
                                                                  147,357
                                                              -----------

  INTERNET SOFTWARE & SERVICES 3.5%
  eBay, Inc.*.....................................   5,091        122,540
  Google, Inc. --
    Class A*......................................     699        270,234
  VeriSign, Inc.*.................................   2,890         51,818
  Yahoo!, Inc.*...................................   4,465        121,180
                                                              -----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                  565,772
                                                              -----------

  IT SERVICES 2.0%
  Affiliated Computer Services, Inc. -- Class
    A*............................................   1,933         98,448
  First Data Corp. ...............................   3,012        123,040
  Fiserv, Inc.*...................................   2,228         97,274
                                                              -----------
TOTAL IT SERVICES                                                 318,762
                                                              -----------

  LIFE SCIENCES TOOLS & SERVICES 2.4%
  Fisher Scientific International, Inc.*..........   3,089        228,926
  Millipore Corp.*................................     766         47,990
  Waters Corp.*...................................   2,827        115,002
                                                              -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                  391,918
                                                              -----------

  MACHINERY 0.9%
  Danaher Corp. ..................................   1,071         69,829
  ITT Industries, Inc. ...........................   1,491         75,370
                                                              -----------
TOTAL MACHINERY                                                   145,199
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  MEDIA 2.1%
  Clear Channel Communications, Inc. .............   3,253        $94,174
  Dow Jones & Co., Inc. ..........................   2,318         81,223
  Omnicom Group, Inc. ............................   1,176        104,088
  Univision Communications, Inc. -- Class A*......   1,941         64,829
                                                              -----------
TOTAL MEDIA                                                       344,314
                                                              -----------

  MULTILINE RETAIL 1.6%
  Kohl's Corp.*...................................   2,529        143,218
  Sears Holdings Corp.*...........................     529         72,605
  Target Corp. ...................................     997         45,782
                                                              -----------
TOTAL MULTILINE RETAIL                                            261,605
                                                              -----------

  OIL, GAS & CONSUMABLE FUELS 8.1%
  Anadarko Petroleum Corp. .......................   3,306        151,216
  Apache Corp. ...................................   2,303        162,292
  Chesapeake Energy Corp. ........................   4,278        140,746
  Devon Energy Corp. .............................   3,418        220,940
  EOG Resources, Inc. ............................   1,823        135,175
  Valero Energy Corp. ............................   2,734        184,354
  XTO Energy, Inc. ...............................   6,547        307,644
                                                              -----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                1,302,367
                                                              -----------

  PHARMACEUTICALS 5.9%
  Barr Pharmaceuticals, Inc.*.....................   2,525        125,644
  Forest Laboratories, Inc.*......................   5,168        239,330
  Johnson & Johnson...............................   1,023         63,989
  King Pharmaceuticals, Inc.*.....................   7,769        132,229
  Eli Lilly & Co. ................................     831         47,176
  Mylan Laboratories, Inc. .......................   4,347         95,460
  Pfizer, Inc. ...................................   2,978         77,398
  Schering-Plough Corp. ..........................   4,028         82,332
  Watson Pharmaceuticals, Inc.*...................   1,458         32,645
  Wyeth...........................................   1,058         51,281
                                                              -----------
TOTAL PHARMACEUTICALS                                             947,484
                                                              -----------

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       25                         FORM N-Q

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
  Broadcom Corp. -- Class A*......................   1,110        $26,629
  Maxim Integrated Products, Inc. ................   1,478         43,424
  NVIDIA Corp.*...................................  13,066        289,150
                                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                  359,203
                                                              -----------
  SOFTWARE 3.9%
  Adobe Systems, Inc.*............................   4,658        132,800
  Citrix Systems, Inc.*...........................   3,586        113,927
  Electronic Arts, Inc.*..........................   1,917         90,310
  Intuit, Inc.*...................................   1,908         58,900
  Microsoft Corp. ................................   2,245         53,947
  Oracle Corp.*...................................   7,821        117,080
  Symantec Corp.*.................................   3,970         68,959
                                                              -----------
TOTAL SOFTWARE                                                    635,923
                                                              -----------
  SPECIALTY RETAIL 6.1%
  AutoZone, Inc.*.................................   2,318        203,683
  Bed Bath & Beyond, Inc.*........................   4,579        153,305
  Best Buy Co., Inc. .............................   3,016        136,746
  Home Depot, Inc. ...............................   2,409         83,616
  Lowe's Cos., Inc. ..............................   3,478         98,601
  RadioShack Corp. ...............................   3,977         64,308
  TJX Cos, Inc. ..................................   8,271        201,564
  Tiffany & Co. ..................................   1,494         47,196
                                                              -----------
TOTAL SPECIALTY RETAIL                                            989,019
                                                              -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.9%
  Coach, Inc.*....................................   6,205        178,145
  Liz Claiborne, Inc. ............................   2,156         76,215
  Nike, Inc. -- Class B...........................     593         46,847
                                                              -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                  301,207
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  THRIFTS & MORTGAGE FINANCE 3.2%
  Countrywide Financial Corp. ....................   5,432       $194,629
  Federal Home Loan Mortgage Corp. ...............   2,677        154,891
  Golden West Financial Corp. ....................   1,088         80,142
  MGIC Investment Corp. ..........................   1,637         93,162
                                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                  522,824
                                                              -----------

  TOBACCO 0.7%
  UST, Inc. ......................................   2,352        118,894
                                                              -----------
TOTAL TOBACCO                                                     118,894
                                                              -----------
TOTAL COMMON STOCKS
  (Cost $16,964,960)                                           16,025,265
                                                              -----------

SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................  31,041         31,041
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,041)..................................                 31,041
                                                              -----------
TOTAL INVESTMENTS 99.2%
  (Cost $16,996,002)(a)                                        16,056,306
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.8%
                                                                  131,011
                                                              -----------
NET ASSETS--100.0%                                            $16,187,317
-------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $939,696 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $411,475 and aggregate gross unrealized depreciation of $1,351,171.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.4%
  Sequa Corp.*....................................   2,515       $203,866
                                                              -----------
TOTAL AEROSPACE & DEFENSE                                         203,866
                                                              -----------
  AIRLINES 1.7%
  Alaska Air Group, Inc.*.........................   6,344       $235,553
                                                              -----------
TOTAL AIRLINES                                                    235,553
                                                              -----------

  AUTO COMPONENTS 4.6%
  ArvinMeritor, Inc. .............................  16,372        269,483
  Bandag, Inc. ...................................   2,612         90,062
  BorgWarner, Inc. ...............................     928         55,680
  Lear Corp. .....................................   8,552        193,019
  Modine Manufacturing Co. .......................   1,900         44,783
                                                              -----------
TOTAL AUTO COMPONENTS                                             653,027
                                                              -----------
  CHEMICALS 5.1%
  Albemarle Corp. ................................   1,400         70,588
  Cabot Corp. ....................................   2,563         85,271
  Chemtura Corp. .................................   3,855         33,192
  Ferro Corp. ....................................   7,440        120,156
  Lubrizol Corp. .................................   2,645        113,127
  Lyondell Chemical Co. ..........................   2,109         46,967
  RPM International, Inc. ........................   4,353         81,575
  Sensient Technologies Corp. ....................   7,987        159,261
                                                              -----------
TOTAL CHEMICALS                                                   710,137
                                                              -----------

  COMMERCIAL BANKS 0.2%
  FirstMerit Corp. ...............................   1,512         33,143
                                                              -----------
TOTAL COMMERCIAL BANKS                                             33,143
                                                              -----------

  COMMERCIAL SERVICES & SUPPLIES 2.8%
  Banta Corp. ....................................   1,083         38,262
  Brink's Co (The)................................   1,451         79,936
  Kelly Services, Inc. ...........................   4,560        123,439
  Manpower, Inc. .................................   2,515        149,592
                                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                  391,229
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  CONTAINERS & PACKAGING 1.5%
  Packaging Corp. of America......................   4,795       $109,949
  Sonoco Products Co. ............................   3,160        102,795
                                                              -----------
TOTAL CONTAINERS & PACKAGING                                      212,744
                                                              -----------

  ELECTRIC UTILITIES 10.5%
  Duquesne Light Holdings, Inc. ..................   6,973        135,764
  Great Plains Energy, Inc. ......................   5,518        161,843
  Hawaiian Electric Industries, Inc. .............   4,545        130,260
  Idacorp, Inc. ..................................   4,968        185,207
  Northeast Utilities.............................  14,825        332,080
  Pepco Holdings, Inc. ...........................  11,094        271,803
  Sierra Pacific Resources*.......................   8,539        123,388
  Westar Energy, Inc. ............................   5,707        131,832
                                                              -----------
TOTAL ELECTRIC UTILITIES                                        1,472,177
                                                              -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.1%
  Arrow Electronics, Inc.*........................   3,348         94,614
  Avnet, Inc.*....................................   4,749         86,432
  Ingram Micro, Inc. -- Class A*..................   7,004        123,481
  Tech Data Corp.*................................   4,510        167,682
  Vishay Intertechnology, Inc.*...................   7,764        108,929
                                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                  581,138
                                                              -----------

  FOOD & STAPLES RETAILING 1.9%
  BJ's Wholesale Club, Inc.*......................   3,914        111,471
  Ruddick Corp. ..................................   6,592        161,372
                                                              -----------
TOTAL FOOD & STAPLES RETAILING                                    272,843
                                                              -----------

  FOOD PRODUCTS 1.1%
  Smithfield Foods, Inc.*.........................   5,363        152,577
                                                              -----------
TOTAL FOOD PRODUCTS                                               152,577
                                                              -----------

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       27                         FORM N-Q

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  GAS UTILITIES 3.7%
  AGL Resources, Inc. ............................   2,182        $85,142
  National Fuel Gas Co. ..........................   3,902        144,920
  Oneok, Inc. ....................................   4,174        155,315
  WGL Holdings, Inc. .............................   4,468        134,174
                                                              -----------
TOTAL GAS UTILITIES                                               519,551
                                                              -----------

  HEALTH CARE PROVIDERS & SERVICES 0.7%
  Triad Hospitals, Inc.*..........................   2,363         92,086
                                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                             92,086
                                                              -----------

  HOTELS, RESTAURANTS & LEISURE 1.6%
  Bob Evans Farms, Inc. ..........................   6,132        168,875
  CBRL Group, Inc. ...............................   1,704         55,670
                                                              -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                               224,545
                                                              -----------
  HOUSEHOLD DURABLES 2.8%
  American Greetings Corp. -- Class A.............   1,979         44,587
  Blyth, Inc. ....................................   4,249         74,230
  Furniture Brands International, Inc. ...........  11,907        238,854
  Tupperware Brands Corp. ........................   1,754         30,274
                                                              -----------
TOTAL HOUSEHOLD DURABLES                                          387,945
                                                              -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  Black Hills Corp. ..............................   2,238         80,188
                                                              -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                 80,188
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------

  INSURANCE 9.8%
  American Financial Group, Inc. .................   5,671       $238,806
  AmerUs Group Co. ...............................   1,355         90,907
  First American Corp. ...........................   3,038        112,436
  HCC Insurance Holdings, Inc. ...................   4,516        137,693
  Hanover Insurance Group, Inc. (The).............   1,856         85,896
  Horace Mann Educators Corp. ....................   5,289         89,754
  Mercury General Corp. ..........................   1,423         78,521
  Ohio Casualty Corp. ............................   3,779         97,952
  Old Republic International Corp. ...............   6,944        147,699
  Protective Life Corp. ..........................   3,131        144,996
  Stancorp Financial Group, Inc. .................   1,843         79,415
  Unitrin, Inc. ..................................   1,975         79,000
                                                              -----------
TOTAL INSURANCE                                                 1,383,075
                                                              -----------

  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Callaway Golf Co. ..............................   2,891         36,571
                                                              -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                 36,571
                                                              -----------

  MACHINERY 5.6%
  AGCO Corp.*.....................................   8,395        192,749
  Harsco Corp. ...................................     692         55,782
  Kennametal, Inc. ...............................   1,486         79,130
  SPX Corp. ......................................   2,119        115,803
  Tecumseh Products Co. -- Class A*...............  12,140        215,485
  Timken Co. .....................................   4,071        131,086
                                                              -----------
TOTAL MACHINERY                                                   790,035
                                                              -----------

  MEDIA 0.6%
  Media General, Inc. -- Class A..................   1,069         38,944
  Scholastic Corp.*...............................   1,699         48,846
                                                              -----------
TOTAL MEDIA                                                        87,790
                                                              -----------

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       28

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  METALS & MINING 4.1%
  Commercial Metals Co. ..........................   4,374        $99,246
  Reliance Steel & Aluminum Co. ..................   2,444         87,617
  Steel Dynamics, Inc. ...........................   3,527        204,637
  Worthington Industries..........................   8,782        179,328
                                                              -----------
TOTAL METALS & MINING                                             570,828
                                                              -----------

  MULTI-UTILITIES 12.0%
  Alliant Energy Corp. ...........................   5,686        205,719
  Energy East Corp. ..............................   7,053        171,600
  MDU Resources Group, Inc. ......................   1,829         45,073
  NSTAR...........................................   9,237        287,917
  OGE Energy Corp. ...............................   6,196        234,519
  PNM Resources, Inc. ............................   3,873        103,835
  Puget Energy, Inc. .............................   8,597        190,939
  SCANA Corp. ....................................   2,592        103,654
  Vectren Corp. ..................................   4,015        111,657
  WPS Resources Corp. ............................   2,921        150,636
  Wisconsin Energy Corp. .........................   1,971         83,176
                                                              -----------
TOTAL MULTI-UTILITIES                                           1,688,725
                                                              -----------
  MULTILINE RETAIL 0.7%
  Saks, Inc. .....................................   6,516        105,168
                                                              -----------
TOTAL MULTILINE RETAIL                                            105,168
                                                              -----------

  OIL, GAS & CONSUMABLE FUELS 0.3%
  Forest Oil Corp.*...............................   1,345         45,071
                                                              -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                  45,071
                                                              -----------

  PAPER & FOREST PRODUCTS 2.3%
  Bowater, Inc. ..................................   5,618        113,933
  Glatfelter......................................   6,422        100,183
  Potlatch Corp. .................................   1,534         53,092
  Rayonier, Inc. .................................   1,458         58,043
                                                              -----------
TOTAL PAPER & FOREST PRODUCTS                                     325,251
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.4%
  AMB Property Corp. .............................     832        $43,622
  Highwoods Properties, Inc. .....................   3,770        140,395
  Hospitality Properties Trust....................   1,988         86,617
  Liberty Property Trust..........................   1,671         78,286
  Mack-Cali Realty Corp. .........................   2,102        101,548
  New Plan Excel Realty Trust.....................   4,682        121,357
  United Dominion Realty Trust, Inc. .............   1,918         53,416
                                                              -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                       625,241
                                                              -----------

  ROAD & RAIL 4.3%
  JB Hunt Transport Services, Inc. ...............   8,654        178,013
  Swift Transportation Co, Inc.*..................   6,556        175,373
  Werner Enterprises, Inc. .......................   5,135         92,430
  YRC Worldwide, Inc.*............................   3,901        155,182
                                                              -----------
TOTAL ROAD & RAIL                                                 600,998
                                                              -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
  Atmel Corp.*....................................  81,303        389,441
                                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    389,441
                                                              -----------

  SOFTWARE 0.5%
  Mentor Graphics Corp.*..........................   5,607         77,265
                                                              -----------
TOTAL SOFTWARE                                                     77,265
                                                              -----------

  SPECIALTY RETAIL 2.9%
  Borders Group, Inc. ............................   6,993        132,937
  Foot Locker, Inc. ..............................   4,658        126,558
  Payless Shoesource, Inc.*.......................   2,483         64,260
  Pier 1 Imports, Inc. ...........................  11,990         81,532
                                                              -----------
TOTAL SPECIALTY RETAIL                                            405,287
                                                              -----------

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       29                         FORM N-Q

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  THRIFTS & MORTGAGE FINANCE 1.6%
  New York Community Bancorp, Inc. ...............   8,107       $132,387
  Washington Federal, Inc. .......................   1,931         43,197
  Webster Financial Corp. ........................   1,006         47,443
                                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                  223,027
                                                              -----------
  TOBACCO 1.5%
  Universal Corp..................................   5,804        204,997
                                                              -----------
TOTAL TOBACCO                                                     204,997
                                                              -----------

  TRADING COMPANIES & DISTRIBUTORS 0.3%
  GATX Corp. .....................................   1,084         42,482
                                                              -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                             42,482
                                                              -----------

  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  Telephone & Data Systems, Inc. .................   4,756        194,330
                                                              -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         194,330
                                                              -----------
TOTAL COMMON STOCKS
  (Cost $14,438,580)                                           14,018,331
                                                              -----------

                                                                   MARKET
                                                     SHARES         VALUE
-------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................  28,751        $28,751
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,751)                                                   28,751
                                                              -----------
TOTAL INVESTMENTS 99.9%
  (Cost $14,467,331)(a)                                        14,047,082
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                        15,554
                                                              -----------
NET ASSETS--100.0%                                            $14,062,636
-------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $420,249 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $436,081 and aggregate gross unrealized depreciation of $856,330.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 1.5%
  Alliant Techsystems, Inc.*......................    4,034       $323,285
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                          323,285
                                                              ------------

  AIR FREIGHT & LOGISTICS 2.6%
  CH Robinson Worldwide, Inc. ....................    4,795        219,515
  Expeditors International Washington, Inc. ......    7,545        343,071
                                                              ------------
TOTAL AIR FREIGHT & LOGISTICS                                      562,586
                                                              ------------

  AIRLINES 3.1%
  Airtran Holdings, Inc.*.........................   27,394        343,521
  JetBlue Airways Corp.*..........................   28,988        309,882
                                                              ------------
TOTAL AIRLINES                                                     653,403
                                                              ------------
  AUTOMOBILES 1.0%
  Thor Industries, Inc. ..........................    4,942        211,715
                                                              ------------
TOTAL AUTOMOBILES                                                  211,715
                                                              ------------
  BIOTECHNOLOGY 2.2%
  Cephalon, Inc.*.................................    6,004        394,703
  Martek Biosciences Corp.*.......................    2,695         75,271
                                                              ------------
TOTAL BIOTECHNOLOGY                                                469,974
                                                              ------------

  CAPITAL MARKETS 5.5%
  Eaton Vance Corp. ..............................   10,560        261,466
  Investors Financial Services Corp. .............    7,357        329,741
  SEI Investments Co. ............................    7,114        347,590
  Waddell & Reed Financial, Inc. -- Class A.......   11,082        241,255
                                                              ------------
TOTAL CAPITAL MARKETS                                            1,180,052
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
  COMMERCIAL SERVICES & SUPPLIES 5.4%
  ChoicePoint, Inc.*..............................    1,859        $63,504
  Copart, Inc.*...................................    8,439        224,815
  Corporate Executive Board Co. ..................    4,933        463,702
  Rollins, Inc. ..................................    6,453        136,352
  Stericycle, Inc.*...............................    3,741        251,320
                                                              ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             1,139,693
                                                              ------------

  COMMUNICATIONS EQUIPMENT 1.2%
  F5 Networks, Inc.*..............................    3,093        143,329
  Plantronics, Inc. ..............................    7,480        116,389
                                                              ------------
TOTAL COMMUNICATIONS EQUIPMENT                                     259,718
                                                              ------------

  COMPUTERS & PERIPHERALS 1.9%
  Western Digital Corp.*..........................   22,554        395,597
                                                              ------------
TOTAL COMPUTERS & PERIPHERALS                                      395,597
                                                              ------------

  CONSTRUCTION & ENGINEERING 0.8%
  Jacobs Engineering Group, Inc.*.................    2,058        170,793
                                                              ------------
TOTAL CONSTRUCTION & ENGINEERING                                   170,793
                                                              ------------

  DIVERSIFIED CONSUMER SERVICES 5.1%
  Career Education Corp.*.........................    8,848        251,814
  Corinthian Colleges, Inc.*......................   29,509        396,011
  ITT Educational Services, Inc.*.................    6,376        429,870
                                                              ------------
TOTAL DIVERSIFIED CONSUMER SERVICES                              1,077,695
                                                              ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
  Amphenol Corp. .................................    4,010        224,881
  CDW Corp. ......................................    3,892        229,939
                                                              ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           454,820
                                                              ------------

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       31                         FORM N-Q

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES 1.2%
  Grant Prideco, Inc.*............................    2,931       $133,390
  Patterson-UTI Energy, Inc. .....................    4,510        127,723
                                                              ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                  261,113
                                                              ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 5.3%
  Beckman Coulter, Inc. ..........................    2,758        157,896
  Cytyc Corp.*....................................   14,558        358,127
  Dentsply International, Inc. ...................    7,024        219,851
  Gen-Probe, Inc.*................................    4,697        244,009
  Intuitive Surgical, Inc.*.......................    1,567       $149,178
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           1,129,061
                                                              ------------

  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Apria Healthcare Group, Inc.*...................    9,720        170,294
  Community Health Systems, Inc.*.................    3,949        143,191
  LifePoint Hospitals, Inc.*......................    3,646        122,834
  Lincare Holdings, Inc.*.........................    6,015        209,382
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                             645,701
                                                              ------------

  HOTELS, RESTAURANTS & LEISURE 4.3%
  Applebees International, Inc. ..................    7,827        139,007
  Cheesecake Factory (The)*.......................    5,752        131,433
  GTECH Holdings Corp. ...........................    6,917        233,034
  Scientific Games Corp. -- Class A*..............   12,374        420,345
                                                              ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                923,819
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  HOUSEHOLD DURABLES 3.1%
  Hovnanian Enterprises, Inc. -- Class A*.........    6,357       $174,118
  MDC Holdings, Inc. .............................    4,078        177,923
  Ryland Group, Inc. .............................    4,172        170,426
  Toll Brothers, Inc.*............................    5,306        135,675
                                                              ------------
TOTAL HOUSEHOLD DURABLES                                           658,142
                                                              ------------

  HOUSEHOLD PRODUCTS 1.1%
  Church & Dwight Co, Inc. .......................    2,448         89,352
  Energizer Holdings, Inc.*.......................    2,300        146,349
                                                              ------------
TOTAL HOUSEHOLD PRODUCTS                                           235,701
                                                              ------------

  INSURANCE 2.0%
  Brown & Brown, Inc. ............................   13,392        420,375
                                                              ------------
TOTAL INSURANCE                                                    420,375
                                                              ------------

  IT SERVICES 7.5%
  Alliance Data Systems Corp.*....................    3,665        188,088
  BISYS Group Inc (The)*..........................   12,846        157,749
  CSG Systems International*......................    9,430        245,557
  Cognizant Technology Solutions Corp. -- Class
    A*............................................    8,953        586,332
  DST Systems, Inc.*..............................    3,253        183,176
  Fidelity National Information Services, Inc. ...    6,471        231,274
                                                              ------------
TOTAL IT SERVICES                                                1,592,176
                                                              ------------

  LIFE SCIENCES TOOLS & SERVICES 2.0%
  Invitrogen Corp.*...............................    1,439         88,916
  Pharmaceutical Product Development, Inc. .......    5,131        197,441
  Techne Corp.*...................................    2,690        133,666
                                                              ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                               420,023
                                                              ------------

  MACHINERY 1.6%
  Donaldson Co, Inc. .............................    3,703        121,792
  Graco, Inc. ....................................    5,700        223,953
                                                              ------------
TOTAL MACHINERY                                                    345,745
                                                              ------------

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       32

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  x
MEDIA 0.7%
  Catalina Marketing Corp. .......................    5,173       $150,379
                                                              ------------
TOTAL MEDIA                                                        150,379
                                                              ------------
  OFFICE ELECTRONICS 0.3%
  Zebra Technologies Corp.*.......................    2,095         65,678
                                                              ------------
TOTAL OFFICE ELECTRONICS                                            65,678
                                                              ------------

  OIL, GAS & CONSUMABLE FUELS 9.4%
  Denbury Resources, Inc.*........................   12,813        444,227
  Newfield Exploration Co.*.......................    6,529        302,815
  Noble Energy, Inc. .............................    2,706        136,951
  Pioneer Natural Resources Co. ..................    3,073        139,360
  Plains Exploration & Production Co.*............    4,128        181,467
  Pogo Producing Co. .............................    6,693        296,299
  Southwestern Energy Co.*........................    4,685        161,164
  Western Gas Resources, Inc. ....................    5,600        339,584
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                2,001,867
                                                              ------------
  PHARMACEUTICALS 3.6%
  Medicis Pharmaceutical Corp. -- Class A ........    4,218        116,248
  Par Pharmaceutical Cos, Inc.*...................   16,502        251,491
  Sepracor, Inc.*.................................    8,028        396,583
                                                              ------------
TOTAL PHARMACEUTICALS                                              764,322
                                                              ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
  Cabot Microelectronics Corp.*...................    7,390        220,074
  Cree, Inc.*.....................................   13,242        261,265
  Silicon Laboratories, Inc.*.....................    7,959        293,846
                                                              ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                     775,185
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
  SOFTWARE 2.5%
  Activision, Inc.*...............................    5,970        $71,342
  Fair Isaac Corp. ...............................    1,880         63,506
  Jack Henry & Associates, Inc. ..................    7,373        139,129
  Macrovision Corp.*..............................    8,752        171,714
  McAfee, Inc.*...................................    3,546         76,416
                                                              ------------
TOTAL SOFTWARE                                                     522,107
                                                              ------------
  SPECIALTY RETAIL 13.6%
  Abercrombie & Fitch Co. -- Class A..............    5,639        298,641
  Advance Auto Parts, Inc. .......................    6,240        188,885
  Aeropostale, Inc.*..............................   18,839        522,029
  American Eagle Outfitters.......................    7,793        256,078
  Chico's FAS, Inc.*..............................   13,066        295,945
  GameStop Corp. -- Class A*......................   10,491        436,531
  Pacific Sunwear of California*..................   10,647        177,592
  Petsmart, Inc. .................................    9,169        216,022
  Ross Stores, Inc. ..............................   10,196        253,778
  Urban Outfitters, Inc.*.........................    6,438         93,930
  Williams-Sonoma, Inc. ..........................    5,165        164,247
                                                              ------------
TOTAL SPECIALTY RETAIL                                           2,903,678
                                                              ------------
  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Timberland Co. -- Class A*......................    7,931        204,223
                                                              ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                             204,223
                                                              ------------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Radian Group, Inc. .............................    3,007        185,021
                                                              ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                   185,021
                                                              ------------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Fastenal Co. ...................................    4,211        149,785
                                                              ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                             149,785
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $23,545,634)                                            21,253,432
                                                              ------------

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       33                         FORM N-Q

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................   45,564        $45,564
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $45,564)                                                    45,564
                                                              ------------
TOTAL INVESTMENTS 100.0%
  (Cost $23,591,198)(a)                                         21,298,996
                                                              ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(b)                       (189)
                                                              ------------
NET ASSETS--100.0%                                             $21,298,807
--------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $2,292,202 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $418,832 and aggregate gross unrealized depreciation of $2,711,034.

(b) Amount represents less than 0.05% of net assets.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 0.7%
  Cubic Corp. ....................................     977      $19,599
  Triumph Group, Inc.*............................     369       17,708
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                        37,307
                                                             ----------
  AIR FREIGHT & LOGISTICS 0.8%
  HUB Group, Inc. -- Class A*.....................   1,871       42,247
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                    42,247
                                                             ----------

  AIRLINES 0.2%
  Frontier Airlines Holdings, Inc.*...............   1,437        9,312
                                                             ----------
TOTAL AIRLINES                                                    9,312
                                                             ----------

  AUTO COMPONENTS 1.6%
  Standard Motor Products, Inc. ..................   6,341       49,460
  Superior Industries International...............   2,283       41,573
                                                             ----------
TOTAL AUTO COMPONENTS                                            91,033
                                                             ----------
  AUTOMOBILES 1.3%
  Coachmen Industries, Inc. ......................   4,312       46,699
  Monaco Coach Corp. .............................   2,701       28,766
                                                             ----------
TOTAL AUTOMOBILES                                                75,465
                                                             ----------

  BUILDING PRODUCTS 0.7%
  Griffon Corp.*..................................     340        7,691
  Lennox International, Inc. .....................     694       15,830
  NCI Building Systems, Inc.*.....................     285       13,321
                                                             ----------
TOTAL BUILDING PRODUCTS                                          36,842
                                                             ----------

  CAPITAL MARKETS 1.8%
  Piper Jaffray Cos.*.............................     919       47,044
  SWS Group, Inc. ................................   2,086       54,382
                                                             ----------
TOTAL CAPITAL MARKETS                                           101,426
                                                             ----------

  CHEMICALS 6.5%
  Arch Chemicals, Inc. ...........................   1,449       51,353
  Georgia Gulf Corp. .............................   1,100       28,006
  HB Fuller Co. ..................................     730       29,185
  Penford Corp. ..................................   2,704       43,561

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  PolyOne Corp.*..................................   4,176      $34,870
  Quaker Chemical Corp. ..........................   3,064       59,166
  Schulman A, Inc. ...............................   2,916       63,802
  Tronox, Inc. ...................................   1,574       20,698
  Wellman, Inc. ..................................  10,334       31,415
                                                             ----------
TOTAL CHEMICALS                                                 362,056
                                                             ----------

  COMMERCIAL BANKS 2.8%
  Community Bank System, Inc. ....................     839       17,754
  First Bancorp/Puerto Rico.......................   2,330       22,112
  First Commonwealth Financial Corp. .............   1,318       17,121
  Provident Bankshares Corp. .....................     412       15,149
  South Financial Group, Inc. (The)...............     553       14,942
  Sterling Financial Corp.........................     627       20,045
  Susquehanna Bancshares, Inc. ...................     706       17,071
  Whitney Holding Corp. ..........................     891       32,156
                                                             ----------
TOTAL COMMERCIAL BANKS                                          156,350
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 6.2%
  ABM Industries, Inc. ...........................     813       13,415
  Angelica Corp. .................................   1,936       32,622
  Bowne & Co, Inc. ...............................   2,090       28,988
  CDI Corp. ......................................     426        8,328
  Central Parking Corp. ..........................     852       13,104
  Consolidated Graphics, Inc.*....................     269       13,232
  NCO Group, Inc.*................................   1,478       39,093
  Spherion Corp.*.................................   4,968       37,757
  Standard Register Co. (The).....................   3,095       38,068
  United Stationers, Inc.*........................     359       17,652
  Viad Corp. .....................................     317       10,296
  Volt Information Sciences, Inc.*................   2,230       94,552
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                            347,107
                                                             ----------

  COMMUNICATIONS EQUIPMENT 0.4%
  Ditech Networks, Inc.*..........................   3,047       24,742
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 24,742
                                                             ----------

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       35                         FORM N-Q

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS & PERIPHERALS 0.7%
  Adaptec, Inc.*..................................   8,575      $37,730
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                    37,730
                                                             ----------

  CONSTRUCTION & ENGINEERING 0.9%
  EMCOR Group, Inc.*..............................   1,015       52,293
                                                             ----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                 52,293
                                                             ----------

  CONSTRUCTION MATERIALS 0.3%
  Texas Industries, Inc. .........................     297       14,666
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                     14,666
                                                             ----------

  CONTAINERS & PACKAGING 3.5%
  Caraustar Industries, Inc.*.....................   2,321       16,386
  Chesapeake Corp. ...............................   3,615       51,514
  Myers Industries, Inc. .........................   3,747       62,350
  Rock-Tenn Co. ..................................   3,738       64,256
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                    194,506
                                                             ----------
  DISTRIBUTORS 0.1%
  Audiovox Corp.*.................................     631        7,906
                                                             ----------
TOTAL DISTRIBUTORS                                                7,906
                                                             ----------

  ELECTRIC UTILITIES 4.5%
  Allete, Inc. ...................................     477       22,142
  Central Vermont Public Service Corp. ...........   3,560       78,142
  Cleco Corp. ....................................     908       22,446
  Green Mountain Power Corp. .....................   1,335       45,096
  UIL Holdings Corp. .............................   1,592       55,438
  Unisource Energy Corp. .........................     827       27,589
                                                             ----------
TOTAL ELECTRIC UTILITIES                                        250,853
                                                             ----------

  ELECTRICAL EQUIPMENT 2.9%
  Acuity Brands, Inc. ............................     482       21,078
  AO Smith Corp. .................................   1,383       59,275
  Belden CDT, Inc. ...............................     896       29,075
  C&D Technologies, Inc. .........................   3,035       21,549
  Magnetek, Inc.*.................................  12,088       33,967
                                                             ----------
TOTAL ELECTRICAL EQUIPMENT                                      164,944
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.0%
  Agilysys, Inc. .................................   1,251      $19,603
  Anixter International, Inc. ....................     344       18,965
  Bell Microproducts, Inc.*.......................   4,088       19,254
  Benchmark Electronics, Inc.*....................     547       13,309
  Brightpoint, Inc.*..............................     800       11,736
  CTS Corp. ......................................   1,015       14,626
  Gerber Scientific, Inc.*........................   3,986       61,105
  Insight Enterprises, Inc.*......................   1,491       25,258
  Methode Electronics, Inc. ......................   1,199        9,592
  Planar Systems, Inc.*...........................   4,621       48,798
  Technitrol, Inc. ...............................   1,585       39,276
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                281,522
                                                             ----------

  ENERGY EQUIPMENT & SERVICES 0.2%
  Lufkin Industries, Inc. ........................     205       12,712
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 12,712
                                                             ----------

  FOOD & STAPLES RETAILING 1.7%
  Casey's General Stores, Inc. ...................     822       18,602
  Longs Drug Stores Corp. ........................     615       25,289
  Nash Finch Co. .................................   1,093       24,450
  Performance Food Group Co.*.....................     933       26,003
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                   94,344
                                                             ----------

  FOOD PRODUCTS 2.3%
  American Italian Pasta Co. -- Class A*..........   5,373       44,649
  Corn Products International, Inc. ..............     938       31,198
  Flowers Foods, Inc. ............................     708       20,164
  Lance, Inc. ....................................   1,359       32,385
                                                             ----------
TOTAL FOOD PRODUCTS                                             128,396
                                                             ----------

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       36

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS UTILITIES 6.5%
  Atmos Energy Corp. .............................   1,628      $46,838
  Cascade Natural Gas Corp. ......................   1,853       48,030
  Energen Corp. ..................................     508       21,651
  Laclede Group, Inc. (The).......................   1,193       39,643
  Northwest Natural Gas Co. ......................     624       23,693
  Piedmont Natural Gas Co. .......................     804       20,695
  South Jersey Industries, Inc. ..................   1,982       58,806
  Southwest Gas Corp. ............................   1,761       57,990
  UGI Corp. ......................................   1,977       49,128
                                                             ----------
TOTAL GAS UTILITIES                                             366,474
                                                             ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
  Datascope Corp. ................................     985       30,269
  Osteotech, Inc.*................................   2,163        8,392
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 38,661
                                                             ----------

  HEALTH CARE PROVIDERS & SERVICES 1.8%
  Chemed Corp. ...................................     431       15,852
  Genesis HealthCare Corp.*.......................     730       35,456
  Gentiva Health Services, Inc.*..................     530        8,528
  Hooper Holmes, Inc. ............................   5,463       16,389
  Owens & Minor, Inc. ............................     907       27,400
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                103,625
                                                             ----------

  HOTELS, RESTAURANTS & LEISURE 2.8%
  Bally Total Fitness Holding Corp.*..............   5,497       31,608
  Lone Star Steakhouse & Saloon, Inc. ............     882       20,630
  Marcus Corp. ...................................     888       17,529
  O'Charleys, Inc.*...............................   3,247       51,952
  Ryan's Restaurant Group, Inc.*..................   2,093       32,986
                                                             ----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                154,705
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  HOUSEHOLD DURABLES 3.0%
  Bassett Furniture Industries, Inc. .............   2,268      $40,892
  La-Z-Boy, Inc. .................................   2,544       32,436
  Lenox Group, Inc.*..............................   1,892       13,168
  Libbey, Inc. ...................................   2,912       23,092
  National Presto Industries, Inc. ...............     464       25,075
  Russ Berrie & Co, Inc.*.........................     809        8,907
  Standard-Pacific Corp. .........................   1,109       24,764
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        168,334
                                                             ----------

  INDUSTRIAL CONGLOMERATES 1.5%
  Standex International Corp. ....................   1,313       35,924
  Tredegar Corp. .................................   3,184       50,371
                                                             ----------
TOTAL INDUSTRIAL CONGLOMERATES                                   86,295
                                                             ----------

  INSURANCE 4.1%
  Delphi Financial Group..........................     461       17,559
  Infinity Property & Casualty Corp. .............     501       20,586
  LandAmerica Financial Group, Inc. ..............   1,017       64,915
  Presidential Life Corp. ........................   1,086       26,216
  Selective Insurance Group.......................     587       29,937
  Stewart Information Services Corp. .............     955       32,833
  Safety Insurance Group, Inc. ...................     696       36,930
                                                             ----------
TOTAL INSURANCE                                                 228,976
                                                             ----------

  IT SERVICES 1.5%
  Ciber, Inc.*....................................   2,170       14,105
  Keane, Inc.*....................................   1,054       15,199
  Startek, Inc. ..................................   4,140       55,103
                                                             ----------
TOTAL IT SERVICES                                                84,407
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 1.2%
  Jakks Pacific, Inc.*............................   1,501       24,751
  K2, Inc.*.......................................   2,844       29,919
  Sturm Ruger & Co, Inc. .........................   1,498        9,992
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 64,662
                                                             ----------

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       37                         FORM N-Q

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES 0.3%
  Cambrex Corp. ..................................     830      $17,687
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 17,687
                                                             ----------

  MACHINERY 2.6%
  Barnes Group, Inc. .............................     602       10,240
  Briggs & Stratton Corp. ........................     612       15,667
  Lydall, Inc.*...................................   3,559       31,889
  Mueller Industries, Inc. .......................     540       19,840
  Robbins & Myers, Inc. ..........................   1,531       41,031
  Wolverine Tube, Inc.*...........................   6,187       26,975
                                                             ----------
TOTAL MACHINERY                                                 145,642
                                                             ----------

  METALS & MINING 5.4%
  Aleris International, Inc.*.....................     483       19,774
  AM Castle & Co. ................................   1,704       56,368
  Brush Engineered Materials, Inc.*...............   1,309       30,199
  Century Aluminum Co.*...........................     616       19,016
  Chaparral Steel Co.*............................     992       69,628
  Quanex Corp. ...................................     379       13,754
  Ryerson, Inc. ..................................   1,832       49,556
  Steel Technologies, Inc. .......................   1,862       43,217
                                                             ----------
TOTAL METALS & MINING                                           301,512
                                                             ----------
  MULTI-UTILITIES 1.7%
  Avista Corp. ...................................   2,252       56,255
  CH Energy Group, Inc. ..........................     765       37,936
                                                             ----------
TOTAL MULTI-UTILITIES                                            94,191
                                                             ----------

  MULTILINE RETAIL 0.5%
  Fred's, Inc. -- Class A.........................   2,479       29,723
                                                             ----------
TOTAL MULTILINE RETAIL                                           29,723
                                                             ----------

  PAPER & FOREST PRODUCTS 3.0%
  Buckeye Technologies, Inc.*.....................   3,482       26,115
  Neenah Paper, Inc. .............................     906       26,673
  Pope & Talbot, Inc. ............................   6,874       35,263
  Schweitzer-Mauduit International, Inc. .........   2,518       50,939
  Wausau Paper Corp. .............................   2,462       30,135
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   169,125
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.9%
  Colonial Properties Trust.......................     480      $23,006
  Entertainment Properties Trust..................     360       15,325
  Glenborough Realty Trust, Inc. .................   1,622       36,009
  Lexington Corporate Properties Trust............     835       16,633
  National Retail Properties, Inc. ...............   1,364       28,426
  Parkway Properties, Inc. .......................     581       26,418
  Sovran Self Storage, Inc. ......................     339       17,516
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                163,333
                                                             ----------

  ROAD & RAIL 0.8%
  Arkansas Best Corp. ............................     967       42,964
                                                             ----------
TOTAL ROAD & RAIL                                                42,964
                                                             ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Axcelis Technologies, Inc.*.....................   1,785        9,871
  Photronics, Inc.*...............................     443        6,189
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 16,060
                                                             ----------

  SOFTWARE 0.3%
  THQ, Inc.*......................................     696       15,792
                                                             ----------
TOTAL SOFTWARE                                                   15,792
                                                             ----------

  SPECIALTY RETAIL 7.4%
  Cato Corp (The).................................   1,630       39,642
  Group 1 Automotive, Inc. .......................   1,490       91,367
  Hancock Fabrics, Inc. ..........................   9,846       32,295
  Haverty Furniture Cos., Inc. ...................   3,793       58,450
  Jo-Ann Stores, Inc.*............................   2,642      $37,516

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       38

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  PEP Boys-Manny Moe & Jack.......................   4,186      $45,125
  Sonic Automotive, Inc. -- Class A...............   2,219       51,037
  Stage Stores, Inc. .............................   1,472       43,660
  Zale Corp.*.....................................     525       13,445
                                                             ----------
TOTAL SPECIALTY RETAIL                                          412,537
                                                             ----------
  TEXTILES, APPAREL & LUXURY GOODS 4.1%
  Ashworth, Inc.*.................................   5,314       43,469
  Brown Shoe Co, Inc. ............................   1,592       51,549
  Kellwood Co. ...................................   2,549       67,421
  Oxford Industries, Inc. ........................     209        7,411
  Russell Corp. ..................................   2,515       45,295
  Stride Rite Corp. ..............................   1,042       13,192
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                228,337
                                                             ----------
  THRIFTS & MORTGAGE FINANCE 0.2%
  Brookline Bancorp, Inc. ........................     930       12,071
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 12,071
                                                             ----------
  TOBACCO 1.3%
  Alliance One International, Inc. ...............  18,706       73,515
                                                             ----------
TOTAL TOBACCO                                                    73,515
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Kaman Corp. ....................................     738      $13,542
  Lawson Products.................................     452       16,503
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 30,045
                                                             ----------

  WATER UTILITIES 0.2%
  American States Water Co. ......................     307       11,620
                                                             ----------
TOTAL WATER UTILITIES                                            11,620
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $5,785,476)                                           5,584,052
                                                             ----------

SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................  13,900       13,900
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $13,900)                                                 13,900
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $5,799,376)(a)                                        5,597,952
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                 $4,469
                                                             ----------
NET ASSETS--100.0%                                           $5,602,421
-----------------------------------------------------------------------

*  Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $201,424 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $367,854 and aggregate gross unrealized depreciation of $569,278.

                                       39                         FORM N-Q

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2006
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 2.1%
  Ceradyne, Inc.*.................................   1,032      $50,454
  Curtiss-Wright Corp. ...........................     677       19,674
  GenCorp, Inc.*..................................     489        7,193
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                        77,321
                                                             ----------

  AIR FREIGHT & LOGISTICS 0.5%
  Forward Air Corp. ..............................     532       17,072
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                    17,072
                                                             ----------
  AUTOMOBILES 0.6%
  Winnebago Industries............................     766       22,145
                                                             ----------
TOTAL AUTOMOBILES                                                22,145
                                                             ----------
  BEVERAGES 2.4%
  Hansen Natural Corp.*...........................   1,916       88,117
                                                             ----------
TOTAL BEVERAGES                                                  88,117
                                                             ----------
  BUILDING PRODUCTS 0.3%
  Simpson Manufacturing Co., Inc. ................     383       10,724
                                                             ----------
TOTAL BUILDING PRODUCTS                                          10,724
                                                             ----------
  CAPITAL MARKETS 0.8%
  Investment Technology Group, Inc.*..............     628       31,626
                                                             ----------
TOTAL CAPITAL MARKETS                                            31,626
                                                             ----------

  COMMERCIAL BANKS 3.5%
  East West Bancorp, Inc. ........................     305       12,307
  Nara Bancorp, Inc. .............................   1,951       35,918
  PrivateBancorp, Inc. ...........................     580       27,266
  UCBH Holdings, Inc. ............................     884       14,745
  Wilshire Bancorp, Inc. .........................   1,473       27,795
  Wintrust Financial Corp. .......................     287       13,779
                                                             ----------
TOTAL COMMERCIAL BANKS                                          131,810
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 2.2%
  Coinstar, Inc.*.................................   2,552       62,243
  Waste Connections, Inc.*........................     546       20,410
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                 82,653
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 0.3%
  Comtech Telecommunications Corp.*...............     418      $11,604
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 11,604
                                                             ----------

  COMPUTERS & PERIPHERALS 2.0%
  Komag, Inc.*....................................     896       34,326
  Neoware, Inc.*..................................     774        9,582
  Synaptics, Inc.*................................   1,395       29,323
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                    73,231
                                                             ----------

  CONSTRUCTION MATERIALS 0.9%
  Headwaters, Inc.*...............................   1,380       31,933
                                                             ----------
TOTAL CONSTRUCTION MATERIALS                                     31,933
                                                             ----------

  CONSUMER FINANCE 0.9%
  World Acceptance Corp.*.........................     835       34,652
                                                             ----------
TOTAL CONSUMER FINANCE                                           34,652
                                                             ----------

  DIVERSIFIED CONSUMER SERVICES 2.0%
  Pre-Paid Legal Services, Inc. ..................   1,101       39,878
  Vertrue, Inc.*..................................     804       34,138
                                                             ----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                 74,016
                                                             ----------

  DIVERSIFIED FINANCIAL SERVICES 1.2%
  Portfolio Recovery Associates, Inc.*............   1,075       46,031
                                                             ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                 46,031
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.6%
  Daktronics, Inc. ...............................   1,587       44,658
  Flir Systems, Inc.*.............................   1,301       31,237
  LoJack Corp.*...................................   1,028       16,253
  Mercury Computer Systems, Inc.*.................     349        4,691
  Scansource, Inc.*...............................   1,259       37,455
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                134,294
                                                             ----------

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       40

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES 2.2%
  CARBO Ceramics, Inc. ...........................     239       $9,295
  Hydril*.........................................     241       16,694
  Unit Corp.*.....................................     357       20,934
  W-H Energy Services, Inc.*......................     639       35,158
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 82,081
                                                             ----------

  FOOD PRODUCTS 0.7%
  Delta & Pine Land Co. ..........................     523       17,892
  Peet's Coffee & Tea, Inc.*......................     291        8,256
                                                             ----------
TOTAL FOOD PRODUCTS                                              26,148
                                                             ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 11.9%
  American Medical Systems Holdings, Inc.*........     865       15,786
  Arthrocare Corp.*...............................     277       12,199
  Biolase Technology, Inc.*.......................   8,393       68,907
  Biosite, Inc.*..................................     672       26,195
  Cooper Cos., Inc. (The).........................     301       13,304
  Greatbatch, Inc.*...............................     595       14,583
  ICU Medical, Inc.*..............................     609       25,444
  Idexx Laboratories, Inc.*.......................     218       19,293
  Immucor, Inc.*..................................   1,031       20,527
  Integra LifeSciences Holdings Corp.*............   1,118       41,209
  Kensey Nash Corp.*..............................     602       17,013
  Mentor Corp. ...................................     347       15,428
  Merit Medical Systems, Inc.*....................     957       13,896
  PolyMedica Corp. ...............................     585       22,645
  Possis Medical, Inc.*...........................   3,823       31,960
  Resmed, Inc.*...................................     980       45,482
  Respironics, Inc.*..............................     435       15,477
  SurModics, Inc.*................................     674       24,096
                                                             ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                443,444
                                                             ----------
  HEALTH CARE PROVIDERS & SERVICES 7.3%
  Amedisys, Inc.*.................................     343       13,099
  AMERIGROUP Corp.*...............................   1,156       33,640

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Amsurg Corp.*...................................     790      $17,514
  Centene Corp.*..................................   1,684       27,365
  Healthways, Inc.*...............................     731       39,269
  Odyssey HealthCare, Inc.*.......................   2,990       53,850
  Pediatrix Medical Group, Inc.*..................     288       12,211
  Sierra Health Services, Inc.*...................     770       33,249
  Sunrise Senior Living, Inc.*....................     773       22,324
  United Surgical Partners International, Inc.*...     835       20,625
                                                             ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                273,146
                                                             ----------

  HEALTH CARE TECHNOLOGY 1.1%
  Cerner Corp.*...................................     350       14,168
  Dendrite International, Inc.*...................     560        5,102
  Per-Se Technologies, Inc.*......................     920       21,960
                                                             ----------
TOTAL HEALTH CARE TECHNOLOGY                                     41,230
                                                             ----------

  HOTELS, RESTAURANTS & LEISURE 5.6%
  CEC Entertainment, Inc.*........................     538       15,887
  Multimedia Games, Inc.*.........................   4,853       47,511
  PF Chang's China Bistro, Inc.*..................     480       14,510
  Panera Bread Co. -- Class A*....................     573       29,974
  Papa John's International, Inc.*................     953       30,630
  Shuffle Master, Inc.*...........................   1,642       47,864
  Sonic Corp.*....................................   1,244       24,482
                                                             ----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                210,858
                                                             ----------

  HOUSEHOLD DURABLES 1.4%
  Meritage Homes Corp.*...........................     603       23,378
  NVR, Inc.*......................................      57       28,215
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                         51,593
                                                             ----------

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       41                         FORM N-Q

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE 1.5%
  Hilb Rogal & Hobbs Co. .........................     747      $30,253
  Philadelphia Consolidated Holding Co.*..........     732       24,793
                                                             ----------
TOTAL INSURANCE                                                  55,046
                                                             ----------
  INTERNET & CATALOG RETAIL 1.2%
  PetMed Express, Inc.*...........................   3,708       43,272
                                                             ----------
TOTAL INTERNET & CATALOG RETAIL                                  43,272
                                                             ----------

  INTERNET SOFTWARE & SERVICES 5.2%
  Bankrate, Inc.*.................................   1,170       35,205
  Digital Insight Corp.*..........................     506       11,942
  j2 Global Communications, Inc.*.................   2,524       70,672
  MIVA, Inc.*.....................................   8,650       26,382
  WebEx Communications, Inc.*.....................     520       17,826
  Websense, Inc.*.................................   1,731       32,456
                                                             ----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                194,483
                                                             ----------
  IT SERVICES 2.3%
  CACI International, Inc. -- Class A*............     272       15,327
  eFunds Corp.*...................................   1,186       24,942
  Mantech International Corp. -- Class A*.........     777       21,904
  Talx Corp. .....................................   1,079       22,173
                                                             ----------
TOTAL IT SERVICES                                                84,346
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 2.2%
  Nautilus, Inc. .................................   1,950       24,492
  Polaris Industries, Inc. .......................     485       18,537
  Pool Corp. .....................................   1,057       41,149
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 84,178
                                                             ----------

  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Dionex Corp.*...................................     443       24,520
  SFBC International, Inc.*.......................     750       12,158
                                                             ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 36,678
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  MACHINERY 0.7%
  ASV, Inc.*......................................     530       $8,088
  EnPro Industries, Inc.*.........................     586       18,330
                                                             ----------
TOTAL MACHINERY                                                  26,418
                                                             ----------

  MEDIA 1.3%
  Advo, Inc. .....................................     701       25,383
  Arbitron, Inc. .................................     602       22,039
                                                             ----------
TOTAL MEDIA                                                      47,422
                                                             ----------

  OIL, GAS & CONSUMABLE FUELS 8.6%
  Cabot Oil & Gas Corp. ..........................     311       16,405
  Cimarex Energy Co. .............................     505       20,619
  Frontier Oil Corp. .............................   2,240       78,960
  Helix Energy Solutions Group, Inc.*.............     441       17,195
  Penn Virginia Corp. ............................     391       26,690
  Petroleum Development Corp.*....................     565       25,165
  St Mary Land & Exploration Co. .................   1,059       45,537
  Stone Energy Corp.*.............................     666       31,135
  Swift Energy Co.*...............................     562       26,976
  World Fuel Services Corp. ......................     713       33,739
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                322,421
                                                             ----------

  PERSONAL PRODUCTS 1.7%
  NBTY, Inc.*.....................................   1,127       33,280
  USANA Health Sciences, Inc.*....................     707       31,356
                                                             ----------
TOTAL PERSONAL PRODUCTS                                          64,636
                                                             ----------

  PHARMACEUTICALS 3.4%
  Bradley Pharmaceuticals, Inc.*..................   2,273       23,048
  CNS, Inc. ......................................   1,729       39,283
  Connetics Corp.*................................   2,784       26,671
  Noven Pharmaceuticals, Inc.*....................   1,108       21,894
  Sciele Pharma, Inc.*............................     821       16,781
                                                             ----------
TOTAL PHARMACEUTICALS                                           127,677
                                                             ----------

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2006
--------------------------------------------------------------------------------

                                       42

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ROAD & RAIL 1.9%
  Heartland Express, Inc. ........................   1,154      $17,368
  Knight Transportation, Inc. ....................   1,361       23,355
  Landstar System, Inc. ..........................     727       31,035
                                                             ----------
TOTAL ROAD & RAIL                                                71,758
                                                             ----------

  SOFTWARE 4.8%
  Ansys, Inc.*....................................     610       27,993
  EPIQ Systems, Inc.*.............................   1,082       17,420
  Factset Research Systems, Inc. .................     991       43,505
  Internet Security Systems*......................   1,354       30,452
  Kronos Inc/MA*..................................     345       10,008
  Manhattan Associates, Inc.*.....................     954       20,091
  Quality Systems, Inc. ..........................     523       17,322
  Take-Two Interactive Software, Inc.*............   1,049       11,235
                                                             ----------
TOTAL SOFTWARE                                                  178,026
                                                             ----------

  SPECIALTY RETAIL 6.8%
  Childrens Place Retail Stores Inc (The)*........     421       23,500
  Christopher & Banks Corp. ......................   2,626       74,027
  Genesco, Inc.*..................................     523       14,158
  Guitar Center, Inc.*............................     402       17,093
  Hibbett Sporting Goods, Inc.*...................     851       16,816
  HOT Topic, Inc.*................................   2,744       40,364
  Select Comfort Corp.*...........................   1,153       23,233
  Tractor Supply Co.*.............................     437       19,988
  Tween Brands, Inc.*.............................     684       25,458
                                                             ----------
TOTAL SPECIALTY RETAIL                                          254,637
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  TEXTILES, APPAREL & LUXURY GOODS 1.4%
  Fossil, Inc.*...................................   1,175      $21,338
  K-Swiss, Inc. -- Class A .......................   1,115       31,187
                                                             ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 52,525
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 2.0%
  Flagstar Bancorp, Inc. .........................   2,639       38,424
  Fremont General Corp. ..........................   2,064       36,636
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 75,060
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $4,174,628)                                           3,714,312
                                                             ----------

SHORT TERM INVESTMENTS 0.1%
  Short-Term Investment Co. ......................   5,704        5,704
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,704)                                                   5,704
                                                             ----------
TOTAL INVESTMENTS 99.6%
  (Cost $4,180,332) (a)                                       3,720,016
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.4%
                                                                 13,177
                                                             ----------
NET ASSETS--100.0%                                           $3,733,193
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2006, net unrealized depreciation was $460,316 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $95,469 and aggregate gross unrealized depreciation of $555,785.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust
             -------------------------------------------------------------------

By:  /s/ Carl Verboncoeur
     ---------------------------------------------------------------------------
        Carl Verboncoeur
        President

Date: 9/20/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Carl Verboncoeur
     ---------------------------------------------------------------------------
        Carl Verboncoeur
        President

Date: 9/20/06
      --------------------------------------------------------------------------

By:  /s/ Nick Bonos
     ---------------------------------------------------------------------------
        Nick Bonos
        Treasurer

Date: 9/20/06
      --------------------------------------------------------------------------